Schedule of Investments (unaudited) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities — 5.9%
Accredited Mortgage Loan Trust, Series 2006-1, Class M2, (LIBOR USD 1 Month + 0.34%), 1.29%, 04/25/36(a)	USD	190	$80,518
ACE Securities Corp. Home Equity Loan Trust(a):
Series 2003-OP1, Class A2, (LIBOR USD 1 Month + 0.72%), 1.67%, 12/25/33		122	95,633
Series 2007-HE4, Class A2A, (LIBOR USD 1 Month + 0.13%), 1.08%, 05/25/37		94	19,603
Adams Mill CLO Ltd., Series 2014-1A, Class A2R, (LIBOR USD 3 Month + 1.10%), 2.93%, 07/15/26(a)(b)		174	173,201
Ajax Mortgage Loan Trust(b):
Series 2017-D, Class A, 3.75%, 12/25/57(c)		317	269,072
Series 2018-A, Class A, 3.85%, 04/25/58(c)		320	284,767
Series 2018-A, Class B, 0.00%, 04/25/58(c)		89	52,608
Series 2018-B, Class A, 3.75%, 02/26/57(c)		202	202,078
Series 2018-B, Class B, 0.00%, 02/26/57(c)		93	26,262
Series 2018-D, Class A, 3.75%, 08/25/58(c)(d)		364	323,969
Series 2018-D, Class B, 0.00%, 08/25/58(c)(d)		109	61,691
Series 2018-E, Class A, 4.38%, 06/25/58(d)		202	202,629
Series 2018-E, Class B, 5.25%, 06/25/58(c)(d)		100	70,000
Series 2018-E, Class C, 0.00%, 06/25/58(c)(d)		97	29,392
Series 2018-F, Class A, 4.38%, 11/25/58(c)(d)		647	549,556
Series 2018-F, Class B, 5.25%, 11/25/58(c)(d)		111	77,928
Series 2018-F, Class C, 0.00%, 11/25/58(c)		244	119,688
Series 2018-G, Class A, 4.38%, 06/25/57(c)(d)		581	578,536
Series 2018-G, Class B, 5.25%, 06/25/57(c)(d)		103	98,880
Series 2018-G, Class C, 0.00%, 06/25/57(c)		227	214,830
Series 2019-A, Class A, 3.75%, 08/25/57(d)		567	563,412
Series 2019-A, Class B, 5.25%, 08/25/57(c)(d)		100	98,320
Series 2019-A, Class C, 0.00%, 08/25/57(c)		185	146,622
Series 2019-B, Class A, 3.75%, 01/25/59(d)		970	962,662
Series 2019-B, Class B, 5.25%, 01/25/59(c)(d)		117	115,104
Series 2019-B, Class C, 0.00%, 01/25/59(c)		299	245,964
Allegro CLO II-S Ltd., Series 2014-1RA, Class A1, (LIBOR USD 3 Month + 1.08%), 2.90%, 10/21/28(a)(b)		500	480,519
Allegro CLO V Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.24%), 3.08%, 10/16/30(a)(b)		250	234,476
ALM VII R Ltd., Series 2013-7RA, Class A1R, (LIBOR USD 3 Month + 1.41%), 3.24%, 10/15/28(a)(b)		250	240,051
ALM XVI Ltd., Series 2015-16A, Class A2R2, (LIBOR USD 3 Month + 1.50%), 3.33%, 07/15/27(a)(b)		255	222,371
American Homes 4 Rent Trust, Series 2014-SFR3, Class A, 3.68%, 12/17/36(b)		181	176,197
Anchorage Capital CLO 1-R Ltd., Series 2018- 1RA, Class A1, (LIBOR USD 3 Month + 0.99%), 2.84%, 04/13/31(a)(b)		310	287,882
Anchorage Capital CLO 4-R Ltd.(a)(b):
Series 2014-4RA, Class A, (LIBOR USD 3 Month + 1.05%), 2.85%, 01/28/31		250	236,300
Series 2014-4RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.65%, 01/28/31		250	204,968
Anchorage Capital CLO 5-R Ltd.(a)(b):
Series 2014-5RA, Class B, (LIBOR USD 3 Month + 1.45%), 3.28%, 01/15/30		500	433,810
Series 2014-5RA, Class C, (LIBOR USD 3 Month + 1.85%), 3.68%, 01/15/30		250	205,643
Anchorage Capital CLO 6 Ltd., Series 2015-6A, Class AR, (LIBOR USD 3 Month + 1.27%), 3.10%, 07/15/30(a)(b)		250	233,879

Security	Par (000)		Value

Asset-Backed Securities (continued)
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.10%, 10/13/30(a)(b)	USD	250	$233,912
Apidos CLO XII, Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.91%, 04/15/31(a)(b)		500	449,514
Apidos CLO XV, Series 2013-15A, Class A1RR, (LIBOR USD 3 Month + 1.01%), 2.83%, 04/20/31(a)(b)		500	463,482
Arbor Realty CLO Ltd., Series 2017-FL3, Class A, (LIBOR USD 1 Month + 0.99%), 1.69%, 12/15/27(a)(b)		130	122,198
Ares XXXVII CLO Ltd., Series 2015-4A, Class A1R, (LIBOR USD 3 Month + 1.17%), 3.00%, 10/15/30(a)(b)		250	234,054
Argent Mortgage Loan Trust, Series 2005-W1, Class A2, (LIBOR USD 1 Month + 0.48%), 1.43%, 05/25/35(a)		49	38,717
Avery Point V CLO Ltd., Series 2014-5A, Class AR, (LIBOR USD 3 Month + 0.98%), 2.82%, 07/17/26(a)(b)		126	122,689
Avery Point VI CLO Ltd., Series 2015-6A, Class BR, (LIBOR USD 3 Month + 1.50%), 3.24%, 08/05/27(a)(b)		250	216,788
B2R Mortgage Trust, Series 2015-2, Class A, 3.34%, 11/15/48(b)		17	17,218
Babson CLO Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/20/30(a)(b)		260	243,448
BankAmerica Manufactured Housing Contract Trust, Series 1998-2, Class B1, 7.52%, 12/10/25(d)		300	149,528
Battalion CLO X Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 01/24/29(a)(b)		940	903,636
Bayview Financial Revolving Asset Trust(a)(b):
Series 2004-B, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 05/28/39		114	100,896
Series 2005-A, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 02/28/40		149	133,324
Series 2005-E, Class A1, (LIBOR USD 1 Month + 1.00%), 1.94%, 12/28/40		59	51,161
BCMSC Trust(d):
Series 2000-A, Class A2, 7.58%, 06/15/30		40	12,640
Series 2000-A, Class A3, 7.83%, 06/15/30		37	12,132
Series 2000-A, Class A4, 8.29%, 06/15/30		27	9,295
BDS Ltd., Series 2019-FL3, Class A, (LIBOR USD 1 Month + 1.40%), 2.20%, 12/15/35(a)(b)		200	184,313
Bear Stearns Asset-Backed Securities I Trust(a):
Series 2007-FS1, Class 1A3, (LIBOR USD 1 Month + 0.17%), 1.12%, 05/25/35		70	71,352
Series 2007-HE2, Class 23A, (LIBOR USD 1 Month + 0.14%), 1.09%, 03/25/37		45	43,252
Series 2007-HE3, Class 1A4, (LIBOR USD 1 Month + 0.35%), 1.30%, 04/25/37		195	131,041
Bear Stearns Asset-Backed Securities Trust, Series 2005-4, Class M2, (LIBOR USD 1 Month + 1.20%), 2.15%, 01/25/36(a)		3	3,335
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class A1R, (LIBOR USD 3 Month + 1.24%), 3.06%, 10/18/29(a)(b)		250	237,790
BlueMountain CLO Ltd.(a)(b):
Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.23%), 3.05%, 01/20/29		310	297,999
Series 2013-2A, Class A1R, (LIBOR USD 3 Month + 1.18%), 2.98%, 10/22/30		500	469,531

1

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
California Street CLO XII Ltd., Series 2013-12A, Class AR, (LIBOR USD 3 Month + 1.03%), 2.86%, 10/15/25(a)(b)	USD	130	$128,731
Carrington Mortgage Loan Trust(a):
Series 2006-NC4, Class A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36		72	63,281
Series 2007-RFC1, Class A4, (LIBOR USD 1 Month + 0.22%), 1.17%, 10/25/36		100	46,354
CBAM Ltd., Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.07%, 07/20/30(a)(b)		250	236,224
C-BASS Trust, Series 2006-CB7, Class A4, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36(a)		56	39,570
Cedar Funding II CLO Ltd.(a)(b):
Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.23%), 2.23%, 06/09/30		250	234,512
Series 2013-1A, Class BR, (LIBOR USD 3 Month + 1.75%), 2.75%, 06/09/30		250	217,543
Cedar Funding VI CLO Ltd., Series 2016-6A, Class AR, (LIBOR USD 3 Month + 1.09%), 2.91%, 10/20/28(a)(b)		430	412,378
Cedar Funding VIII CLO Ltd., Series 2017-8A, Class A1, (LIBOR USD 3 Month + 1.25%), 3.09%, 10/17/30(a)(b)		510	480,477
CIFC Funding Ltd.(a)(b):
Series 2013-2A, Class A1LR, (LIBOR USD 3 Month + 1.21%), 3.04%, 10/18/30		230	216,073
Series 2014-4RA, Class A1A, (LIBOR USD 3 Month + 1.13%), 2.97%, 10/17/30		540	512,410
Citicorp Residential Mortgage Trust, Series 2007-2, Class M1, 5.02%, 06/25/37(e)		100	87,025
Citigroup Mortgage Loan Trust(a):
Series 2007-AHL2, Class A3B, (LIBOR USD 1 Month + 0.20%), 1.15%, 05/25/37		231	163,158
Series 2007-AHL2, Class A3C, (LIBOR USD 1 Month + 0.27%), 1.22%, 05/25/37		105	74,635
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH4, Class M3, (LIBOR USD 1 Month + 0.32%), 1.27%, 11/25/36(a)		100	70,209
Conseco Finance Corp.:
Series 1997-3, Class M1, 7.53%, 03/15/28(d)		44	42,354
Series 1997-6, Class M1, 7.21%, 01/15/29(d)		29	27,847
Series 1998-8, Class M1, 6.98%, 09/01/30(d)		107	88,343
Series 1999-5, Class A5, 7.86%, 03/01/30(d)		29	17,308
Series 1999-5, Class A6, 7.50%, 03/01/30(d)		31	17,681
Series 2001-D, Class B1, (LIBOR USD 1 Month + 2.50%), 3.20%, 11/15/32(a)		74	63,288
Conseco Finance Securitizations Corp.:
Series 2000-1, Class A5, 8.06%, 09/01/29(d)		56	20,570
Series 2000-4, Class A6, 8.31%, 05/01/32(d)		151	56,716
Series 2000-5, Class A7, 8.20%, 05/01/31		143	71,330
Countrywide Asset-Backed Certificates(a):
Series 2006-S10, Class A3, (LIBOR USD 1 Month + 0.32%), 1.27%, 10/25/36		28	26,273
Series 2006-SPS1, Class A, (LIBOR USD 1 Month + 0.22%), 1.17%, 12/25/25		2	1,756
Credit-Based Asset Servicing & Securitization LLC:
Series 2006-CB2, Class AF4, 3.30%, 12/25/36(e)		14	11,537
Series 2006-MH1, Class B1, 6.25%, 10/25/36(b)(e)		100	94,246
Series 2006-SL1, Class A2, 6.06%, 09/25/36(b)(e)		83	9,807
Series 2007-CB6, Class A4, (LIBOR USD 1 Month + 0.34%), 1.29%, 07/25/37(a)(b)		52	30,788

Security	Par (000)		Value

Asset-Backed Securities (continued)
CWABS Asset-Backed Certificates Trust:
Series 2005-16, Class 1AF, 4.65%, 04/25/36(d)	USD	124	$110,376
Series 2005-16, Class 2AF3, 4.47%, 05/25/36(d)		22	20,896
Series 2006-11, Class 3AV2, (LIBOR USD 1 Month + 0.16%), 1.11%, 09/25/46(a)		7	6,876
CWABS Revolving Home Equity Loan Trust, Series 2004-U, Class 2A, (LIBOR USD 1 Month + 0.27%), 0.97%, 03/15/34(a)		21	18,964
CWABS, Inc. Asset-Backed Certificates Trust, Series 2004-5, Class A, (LIBOR USD 1 Month + 0.90%), 1.85%, 10/25/34(a)		107	94,360
CWHEQ Home Equity Loan Trust, Series 2006-S5, Class A5, 6.16%, 06/25/35		10	11,077
CWHEQ Revolving Home Equity Loan
Resuritization Trust(a)(b):
Series 2006-RES, Class 4Q1B, (LIBOR USD 1 Month + 0.30%), 1.00%, 12/15/33		16	15,564
Series 2006-RES, Class 5B1B, (LIBOR USD 1 Month + 0.19%), 0.89%, 05/15/35(c)		8	7,450
CWHEQ Revolving Home Equity Loan Trust(a):
Series 2005-B, Class 2A, (LIBOR USD 1 Month + 0.18%), 0.88%, 05/15/35		13	12,503
Series 2006-C, Class 2A, (LIBOR USD 1 Month + 0.18%), 0.88%, 05/15/36		90	80,776
Series 2006-H, Class 1A, (LIBOR USD 1 Month + 0.15%), 0.85%, 11/15/36		57	43,744
Dorchester Park CLO DAC, Series 2015-1A, Class BR, (LIBOR USD 3 Month + 1.45%), 3.27%, 04/20/28(a)(b)		250	217,326
Dryden 53 CLO Ltd., Series 2017-53A, Class A, (LIBOR USD 3 Month + 1.12%), 2.95%, 01/15/31(a)(b)		800	744,540
Dryden XXV Senior Loan Fund, Series 2012- 25A, Class ARR, (LIBOR USD 3 Month + 0.90%), 2.73%, 10/15/27(a)(b)		246	231,141
First Franklin Mortgage Loan Trust(a):
Series 2004-FFH3, Class M3, (LIBOR USD 1 Month + 1.05%), 2.00%, 10/25/34		33	23,759
Series 2006-FF16, Class 2A3, (LIBOR USD 1 Month + 0.14%), 1.09%, 12/25/36		697	364,439
Series 2006-FF17, Class A5, (LIBOR USD 1 Month + 0.15%), 1.10%, 12/25/36		573	463,645
Series 2006-FFH1, Class M2, (LIBOR USD 1 Month + 0.40%), 1.35%, 01/25/36		91	43,356
Flatiron CLO Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 0.89%), 2.72%, 04/15/27(a)(b)		192	186,872
Fremont Home Loan Trust, Series 2006-3, Class 1A1, (LIBOR USD 1 Month + 0.14%), 1.09%, 02/25/37(a)		227	153,321
GE-WMC Asset-Backed Pass-Through Certificates(a):
Series 2005-2, Class A2C, (LIBOR USD 1 Month + 0.25%), 1.20%, 12/25/35		15	14,557
Series 2005-2, Class M1, (LIBOR USD 1 Month + 0.44%), 1.39%, 12/25/35		168	100,821
GSAA Home Equity Trust, Series 2007-2, Class AF3, 5.92%, 03/25/37(d)		28	7,535
GSAMP Trust(a):
Series 2007-H1, Class A1B, (LIBOR USD 1 Month + 0.20%), 1.15%, 01/25/47		28	14,622
Series 2007-HS1, Class M6, (LIBOR USD 1 Month + 2.25%), 3.20%, 02/25/47		40	33,391

2

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Halcyon Loan Advisors Funding Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.87%, 07/25/27(a)(b)	USD	325	$315,361
Highbridge Loan Management Ltd., Series 6A-2015, Class A1R, (LIBOR USD 3 Month + 1.00%), 2.74%, 02/05/31(a)(b)		250	229,445
Home Equity Asset Trust, Series 2007-1, Class 2A3, (LIBOR USD 1 Month + 0.15%), 1.10%, 05/25/37(a)		90	69,847
Home Equity Mortgage Loan Asset-Backed Trust(a):
Series 2004-A, Class M2, (LIBOR USD 1 Month + 2.03%), 2.97%, 07/25/34		24	21,106
Series 2007-A, Class 2A2, (LIBOR USD 1 Month + 0.19%), 1.14%, 04/25/37		67	44,399
Home Equity Mortgage Trust, Series 2006-2, Class 1A1, 5.87%, 07/25/36(e)		66	17,854
Home Loan Mortgage Loan Trust, Series 2005-1, Class A3, (LIBOR USD 1 Month + 0.72%), 1.42%, 04/15/36(a)		21	17,951
ICG US CLO Ltd., Series 2015-1A, Class A1R, (LIBOR USD 3 Month + 1.14%), 2.96%, 10/19/28(a)(b)		250	240,972
Invitation Homes Trust, Series 2018-SFR3, Class A, (LIBOR USD 1 Month + 1.00%), 1.80%, 07/17/37(a)(b)		122	112,761
Irwin Home Equity Loan Trust, Series 2006-3, Class 2A3, 6.53%, 09/25/37(b)(e)		36	33,284
JPMorgan Mortgage Acquisition Trust, Series 2006-CW1, Class M1, (LIBOR USD 1 Month + 0.27%), 1.22%, 05/25/36(a)		100	86,374
LCM 26 Ltd., Series 26A, Class A1, (LIBOR USD 3 Month + 1.07%), 2.89%, 01/20/31(a)(b)		280	261,168
LCM XX LP, Series 20A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.86%, 10/20/27(a)(b)		250	234,772
LCM XXIV Ltd., Series 24A, Class A, (LIBOR USD 3 Month + 1.31%), 3.13%, 03/20/30(a)(b)		250	235,912
Legacy Mortgage Asset Trust(b):
Series 2019-GS2, Class A1, 3.75%, 01/25/59(e)		103	92,314
Series 2019-SL1, Class A, 4.00%, 12/28/54(d)		349	348,360
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class M1, 6.63%, 04/15/40(d)		74	75,280
Litigation Fee Residual Funding LLC, Series 2015-1, Class A, 4.00%, 10/30/27(c)		51	51,117
Long Beach Mortgage Loan Trust(a):
Series 2006-2, Class 1A, (LIBOR USD 1 Month + 0.18%), 1.13%, 03/25/46		219	153,251
Series 2006-4, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 05/25/36		359	136,492
Series 2006-9, Class 2A2, (LIBOR USD 1 Month + 0.11%), 1.06%, 10/25/36		52	18,855
Series 2006-9, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 10/25/36		321	117,443
Series 2006-9, Class 2A4, (LIBOR USD 1 Month + 0.23%), 1.18%, 10/25/36		119	44,542
Series 2006-10, Class 2A3, (LIBOR USD 1 Month + 0.16%), 1.11%, 11/25/36		81	32,441
Series 2006-10, Class 2A4, (LIBOR USD 1 Month + 0.22%), 1.17%, 11/25/36		61	24,760
Madison Avenue Manufactured Housing Contract Trust, Series 2002-A, Class B2, (LIBOR USD 1 Month + 3.25%), 4.20%, 03/25/32(a)		31	30,468

Security	Par (000)		Value

Asset-Backed Securities (continued)
Madison Park Funding XI Ltd., Series 2013-11A, Class AR, (LIBOR USD 3 Month + 1.16%), 2.97%, 07/23/29(a)(b)	USD	250	$238,426
Madison Park Funding XIII Ltd., Series 2014- 13A, Class AR2, (LIBOR USD 3 Month + 0.95%), 2.77%, 04/19/30(a)(b)		580	497,114
Madison Park Funding XVIII Ltd., Series 2015- 18A, Class A1R, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/21/30(a)(b)		510	479,147
Madison Park Funding XXVI Ltd., Series 2017-26A, Class AR, (LIBOR USD 3 Month + 1.20%), 2.97%, 07/29/30(a)(b)		270	253,645
Marble Point CLO XI Ltd., Series 2017-2A, Class A, (LIBOR USD 3 Month + 1.18%), 3.00%, 12/18/30(a)(b)		250	232,549
Mariner CLO 5 Ltd., Series 2018-5A, Class A, (LIBOR USD 3 Month + 1.11%), 2.90%, 04/25/31(a)(b)		250	229,570
Mariner CLO Ltd., Series 2017-4A, Class A, (LIBOR USD 3 Month + 1.21%), 3.00%, 10/26/29(a)(b)		250	238,198
MASTR Specialized Loan Trust, Series 2006-3, Class A, (LIBOR USD 1 Month + 0.26%), 1.21%, 06/25/46(a)(b)		16	14,087
Merrill Lynch Mortgage Investors Trust(a):
Series 2006-OPT1, Class M1, (LIBOR USD 1 Month + 0.26%), 1.21%, 08/25/37		34	12,255
Series 2006-RM3, Class A2B, (LIBOR USD 1 Month + 0.09%), 1.04%, 06/25/37		27	6,594
Morgan Stanley ABS Capital I, Inc. Trust(a):
Series 2005-HE1, Class A2MZ, (LIBOR USD 1 Month + 0.60%), 1.55%, 12/25/34		155	131,171
Series 2005-HE5, Class M4, (LIBOR USD 1 Month + 0.87%), 1.82%, 09/25/35		126	52,108
Series 2007-NC1, Class A1, (LIBOR USD 1 Month + 0.13%), 1.08%, 11/25/36		447	194,818
MP CLO III Ltd., Series 2013-1A, Class AR, (LIBOR USD 3 Month + 1.25%), 3.07%, 10/20/30(a)(b)		250	233,983
MP CLO VIII Ltd., Series 2015-2A, Class AR, (LIBOR USD 3 Month + 0.91%), 2.71%, 10/28/27(a)(b)		267	257,912
Navient Private Education Loan Trust, Series 2014-AA, Class A2B, (LIBOR USD 1 Month + 1.25%), 1.95%, 02/15/29(a)(b)		237	235,588
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-26A, Class A, (LIBOR USD 3 Month + 1.17%), 2.99%, 10/18/30(a)(b)		250	234,864
Oakwood Mortgage Investors, Inc.(d):
Series 2001-D, Class A2, 5.26%, 01/15/19		20	13,437
Series 2001-D, Class A4, 6.93%, 09/15/31		12	8,776
Series 2002-B, Class M1, 7.62%, 06/15/32		79	55,377
OCP CLO Ltd.(a)(b):
Series 2016-12A, Class A1R, (LIBOR USD 3 Month + 1.12%), 2.94%, 10/18/28		216	202,812
Series 2017-13A, Class A1A, (LIBOR USD 3 Month + 1.26%), 3.09%, 07/15/30		300	282,713
Series 2017-14A, Class B, (LIBOR USD 3 Month + 1.95%), 3.64%, 11/20/30		250	203,364
Octagon Investment Partners XIX Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.10%), 2.93%, 04/15/26(a)(b)		74	74,116
Octagon Investment Partners XVI Ltd., Series 2013-1A, Class A1R, (LIBOR USD 3 Month + 1.02%), 2.86%, 07/17/30(a)(b)		250	230,933

3

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Octagon Investment Partners XVII Ltd., Series 2013-1A, Class A1R2, (LIBOR USD 3 Month + 1.00%), 2.79%, 01/25/31(a)(b)	USD	250	$232,051
OFSI Fund VI Ltd., Series 2014-6A, Class A2R, (LIBOR USD 3 Month + 1.13%), 2.96%, 03/20/25(a)(b)		84	76,475
OFSI Fund VII Ltd., Series 2014-7A, Class AR, (LIBOR USD 3 Month + 0.90%), 2.72%, 10/18/26(a)(b)		65	64,760
OHA Loan Funding Ltd., Series 2013-2A, Class AR, (LIBOR USD 3 Month + 1.04%), 2.72%, 05/23/31(a)(b)		225	208,567
Option One Mortgage Acceptance Corp. Asset- Backed Certificates, Series 2003-4, Class A2, (LIBOR USD 1 Month + 0.64%), 1.59%, 07/25/33(a)		163	143,173
Option One Mortgage Loan Trust:
Series 2007-CP1, Class 2A3, (LIBOR USD 1 Month + 0.21%), 1.16%, 03/25/37(a)		90	46,233
Series 2007-FXD1, Class 1A1, 5.87%, 01/25/37(e)		91	78,441
Series 2007-FXD1, Class 2A1, 5.87%, 01/25/37(e)		239	206,945
Series 2007-FXD2, Class 1A1, 5.82%, 03/25/37(e)		399	366,539
Origen Manufactured Housing Contract Trust, Series 2007-B, Class A1, (LIBOR USD 1 Month + 1.20%), 1.90%, 10/15/37(a)(b)(c)		68	65,934
Ownit Mortgage Loan Trust, Series 2006-2, Class A2C, 6.00%, 01/25/37(e)		70	59,603
OZLM Funding IV Ltd., Series 2013-4A, Class A1R, (LIBOR USD 3 Month + 1.25%), 3.05%, 10/22/30(a)(b)		390	365,212
OZLM XIV Ltd., Series 2015-14A, Class A2AR, (LIBOR USD 3 Month + 1.70%), 3.53%, 01/15/29(a)(b)		250	230,155
Palmer Square CLO Ltd.(a)(b):
Series 2014-1A, Class A1R2, (LIBOR USD 3 Month + 1.13%), 2.97%, 01/17/31		250	235,523
Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/18/31		250	227,152
Series 2018-2A, Class A1A, (LIBOR USD 3 Month + 1.10%), 2.94%, 07/16/31		420	394,040
Park Avenue Institutional Advisers CLO Ltd.(a)(b):
Series 2017-1A, Class A1, (LIBOR USD 3 Month + 1.22%), 2.92%, 11/14/29		280	267,333
Series 2017-1A, Class A2, (LIBOR USD 3 Month + 1.70%), 3.40%, 11/14/29		300	259,375
Progress Residential Trust(b):
Series 2015-SFR3, Class A, 3.07%, 11/12/32		197	196,018
Series 2017-SFR1, Class A, 2.77%, 08/17/34		100	98,292
Series 2018-SFR1, Class F, 4.78%, 03/17/35		100	86,531
Race Point IX CLO Ltd., Series 2015-9A, Class A1AR, (LIBOR USD 3 Month + 1.21%), 3.04%, 10/15/30(a)(b)		500	470,427
Race Point X CLO Ltd., Series 2016-10A, Class A1R, (LIBOR USD 3 Month + 1.10%), 2.89%, 07/25/31(a)(b)		250	231,795
Regatta VI Funding Ltd., Series 2016-1A, Class AR, (LIBOR USD 3 Month + 1.08%), 2.90%, 07/20/28(a)(b)		330	309,619

Security	Par (000)		Value

Asset-Backed Securities (continued)
Rockford Tower CLO Ltd., Series 2017-3A, Class A, (LIBOR USD 3 Month + 1.19%), 3.01%, 10/20/30(a)(b)	USD	250	$233,453
Romark WM-R Ltd., Series 2018-1A, Class A1, (LIBOR USD 3 Month + 1.03%), 2.85%, 04/20/31(a)(b)		250	228,712
RR 3 Ltd., Series 2018-3A, Class A1R2, (LIBOR USD 3 Month + 1.09%), 2.92%, 01/15/30(a)(b)		1,250	1,165,554
Securitized Asset-Backed Receivables LLC Trust(a):
Series 2006-WM4, Class A1, (LIBOR USD 1 Month + 0.19%), 1.14%, 11/25/36(b)		96	50,771
Series 2006-WM4, Class A2A, (LIBOR USD 1 Month + 0.08%), 1.03%, 11/25/36		46	15,296
Series 2006-WM4, Class A2C, (LIBOR USD 1 Month + 0.16%), 1.11%, 11/25/36		139	47,199
SG Mortgage Securities Trust, Series 2006- OPT2, Class A3D, (LIBOR USD 1 Month + 0.21%), 1.16%, 10/25/36(a)		100	61,047
Silver Creek CLO Ltd., Series 2014-1A, Class AR, (LIBOR USD 3 Month + 1.24%), 3.06%, 07/20/30(a)(b)		250	239,799
SLM Private Credit Student Loan Trust, Series 2004-B, Class A3, (LIBOR USD 3 Month + 0.33%), 1.07%, 03/15/24(a)		172	169,030
SMB Private Education Loan Trust, Series 2015-B, Class B, 3.50%, 12/17/40(b)		100	102,251
Sound Point CLO XXIII Ltd., Series 2019-2A, Class A1, (LIBOR USD 3 Month + 1.40%), 3.23%, 04/15/32(a)(b)		800	746,633
Soundview Home Loan Trust, Series 2004- WMC1, Class M2, (LIBOR USD 1 Month + 0.80%), 1.74%, 01/25/35(a)		2	1,338
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2004-23XS, Class 2A1, (LIBOR USD 1 Month + 0.30%), 1.25%, 01/25/35(a)		63	61,844
TCI-Flatiron CLO Ltd., Series 2017-1A, Class A, (LIBOR USD 3 Month + 1.20%), 2.89%, 11/18/30(a)(b)		250	234,353
Towd Point Mortgage Trust(b)(d):
Series 2019-SJ2, Class A2, 4.25%, 11/25/58		140	139,155
Series 2019-SJ2, Class M1, 4.50%, 11/25/58		340	339,541
Tricon American Homes Trust, Series 2018- SFR1, Class E, 4.56%, 05/17/37(b)		100	88,700
Union Pacific Railroad Co. Pass-Through Trust, Series 2014-1, 3.23%, 05/14/26		94	96,580
Venture 35 CLO Ltd., Series 2018-35A, Class AS, (LIBOR USD 3 Month + 1.15%), 2.95%, 10/22/31(a)(b)		100	93,945
Venture XVIII CLO Ltd., Series 2014-18A, Class AR, (LIBOR USD 3 Month + 1.22%), 3.05%, 10/15/29(a)(b)		315	299,370
Voya CLO Ltd., Series 2017-4A, Class A1, (LIBOR USD 3 Month + 1.13%), 2.96%, 10/15/30(a)(b)		250	234,612
Wachovia Asset Securitization Issuance II LLC Trust, Series 2007-HE2A, Class A, (LIBOR USD 1 Month + 0.13%), 1.08%, 07/25/37(a)(b)		73	64,795
WaMu Asset-Backed Certificates Trust(a):
Series 2007-HE2, Class 2A3, (LIBOR USD 1 Month + 0.25%), 1.20%, 04/25/37		513	221,652
Series 2007-HE2, Class 2A4, (LIBOR USD 1 Month + 0.36%), 1.31%, 04/25/37		32	14,231

4

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Asset-Backed Securities (continued)
Washington Mutual Asset-Backed CertificatesTrust(a):
Series 2006-HE4, Class 2A2, (LIBOR USD 1 Month + 0.18%), 1.13%, 09/25/36	USD	157	$61,761
Series 2006-HE5, Class 1A, (LIBOR USD 1 Month + 0.16%), 1.10%, 10/25/36		163	115,785
Yale Mortgage Loan Trust, Series 2007-1, Class A, (LIBOR USD 1 Month + 0.40%), 1.35%, 06/25/37(a)(b)		90	31,618
York CLO-2 Ltd., Series 2015-1A, Class AR, (LIBOR USD 3 Month + 1.15%), 2.95%, 01/22/31(a)(b)		250	234,697

Total Asset-Backed Securities — 5.9% (Cost: $41,492,780)			38,130,602

Corporate Bonds — 32.1%

Aerospace & Defense — 1.2%
BAE Systems Holdings, Inc.(b):
3.80%, 10/07/24		48	49,867
3.85%, 12/15/25		265	269,459
4.75%, 10/07/44		8	8,216
Boeing Co. (The), 3.83%, 03/01/59		33	29,434
General Dynamics Corp.:
3.75%, 05/15/28		150	159,419
4.25%, 04/01/50		58	73,033
Huntington Ingalls Industries, Inc., 4.20%, 05/01/30(b)		274	284,005
L3Harris Technologies, Inc.:
3.83%, 04/27/25		34	35,373
3.85%, 12/15/26(b)		435	448,569
4.40%, 06/15/28		515	548,215
4.40%, 06/15/28(b)		165	175,641
4.85%, 04/27/35		8	8,656
Lockheed Martin Corp.:
3.60%, 03/01/35		520	568,617
4.50%, 05/15/36		10	10,569
3.80%, 03/01/45		68	73,818
Northrop Grumman Corp.:
2.55%, 10/15/22		60	59,984
2.93%, 01/15/25		508	515,649
3.25%, 01/15/28		658	683,740
5.25%, 05/01/50		152	205,548
Raytheon Co.:
7.20%, 08/15/27		45	55,243
7.00%, 11/01/28		360	467,631
4.20%, 12/15/44		62	69,564
Rockwell Collins, Inc., 3.20%, 03/15/24		307	315,610
Textron, Inc.:
3.65%, 03/15/27		130	127,298
3.90%, 09/17/29		235	229,629
TransDigm, Inc.:
6.25%, 03/15/26(b)		892	888,655
6.38%, 06/15/26		106	101,495
7.50%, 03/15/27		62	59,749
5.50%, 11/15/27(b)		276	247,710
United Technologies Corp.:
4.13%, 11/16/28		427	468,740
5.40%, 05/01/35		95	116,669
4.45%, 11/16/38		21	23,905
4.15%, 05/15/45		10	10,865

			7,390,575

Air Freight & Logistics — 0.2%
FedEx Corp.:
3.10%, 08/05/29		62	60,869

Security	Par (000)		Value

Air Freight & Logistics (continued)
3.88%, 08/01/42	USD	231	$202,170
5.10%, 01/15/44		15	14,879
4.40%, 01/15/47		2	1,806
United Parcel Service, Inc.:
3.40%, 03/15/29		328	344,195
2.50%, 09/01/29		185	177,975
5.20%, 04/01/40		253	310,010
XPO Logistics, Inc.(b):
6.13%, 09/01/23		45	44,044
6.75%, 08/15/24		110	107,558

			1,263,506

Airlines — 0.4%
Air Canada Pass-Through Trust(b):
Series 2015-2, Class B, 5.00%, 12/15/23		61	57,445
Series 2017-1, Class B, 3.70%, 01/15/26		1	752
Series 2017-1, Class AA, 3.30%, 01/15/30		89	85,039
American Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.38%, 10/01/22		3	3,132
Series 2015-1, Class B, 3.70%, 05/01/23		33	29,455
Series 2015-2, Class B, 4.40%, 09/22/23		241	203,711
Series 2016-1, Class B, 5.25%, 01/15/24		190	191,256
Series 2017-1, Class B, 4.95%, 02/15/25		54	46,832
Series 2017-2, Class B, 3.70%, 10/15/25		68	57,881
Series 2016-3, Class B, 3.75%, 10/15/25		3	2,631
Series 2015-2, Class AA, 3.60%, 09/22/27		41	38,873
Series 2016-1, Class AA, 3.58%, 01/15/28		108	102,735
Series 2019-1, Class B, 3.85%, 02/15/28		229	175,832
Series 2016-2, Class AA, 3.20%, 06/15/28		75	81,741
Series 2016-3, Class AA, 3.00%, 10/15/28		193	181,842
Series 2017-1, Class AA, 3.65%, 02/15/29		59	55,996
Series 2019-1, Class AA, 3.15%, 02/15/32		212	190,668
Continental Airlines Pass-Through Trust, Series 2012-1, Class B, 6.25%, 04/11/20		2	1,705
Delta Air Lines Pass-Through Trust, Series 2019-1, Class AA, 3.20%, 04/25/24		215	209,889
Gol Finance SA, 7.00%, 01/31/25(b)		55	23,375
Transportes Aereos Portugueses SA, 5.63%, 12/02/24(b)	EUR	100	63,984
Turkish Airlines Pass-Through Trust, Series 2015-1, Class A, 4.20%, 03/15/27(b)	USD	30	24,656
United Airlines Pass-Through Trust:
Series 2014-1, Class B, 4.75%, 04/11/22		13	12,597
Series 2014-2, Class B, 4.63%, 09/03/22		20	19,022
Series 2016-2, Class B, 3.65%, 10/07/25		12	10,982
Series 2016-1, Class B, 3.65%, 01/07/26		19	15,438
Series 2018-1, Class B, 4.60%, 03/01/26		70	60,375
Series 2015-1, Class AA, 3.45%, 12/01/27		38	38,344
Series 2019-2, Class B, 3.50%, 05/01/28		158	132,105
Series 2016-1, Class AA, 3.10%, 07/07/28		12	11,275
Series 2016-2, Class AA, 2.88%, 10/07/28		77	71,671
Series 2018-1, Class AA, 3.50%, 03/01/30		37	36,260
Series 2019-2, Class AA, 2.70%, 05/01/32		130	116,972
US Airways Pass-Through Trust:
Series 2012-2, Class B, 6.75%, 06/03/21		7	6,528
Series 2013-1, Class B, 5.38%, 11/15/21		25	23,994

			2,384,993

Auto Components — 0.0%
American Axle & Manufacturing, Inc., 6.25%, 04/01/25		74	61,050
Aptiv plc, 5.40%, 03/15/49		30	26,066
Lear Corp., 5.25%, 05/15/49		4	3,472

			90,588

5

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Automobiles — 0.5%
BMW US Capital LLC, 2.80%, 04/11/26(b)	USD	84	$83,119
Daimler Finance North America LLC(b):
3.10%, 05/04/20		340	339,409
2.30%, 02/12/21		150	146,119
3.35%, 05/04/21		430	425,648
3.75%, 11/05/21		150	148,724
General Motors Co.:
6.60%, 04/01/36		91	79,137
6.25%, 10/02/43		75	59,228
6.75%, 04/01/46		92	73,498
Hyundai Capital America(b):
2.55%, 04/03/20		786	785,715
3.95%, 02/01/22		305	303,284
2.38%, 02/10/23		601	575,524

			3,019,405

Banks — 7.0%
ABN AMRO Bank NV, 2.65%, 01/19/21(b)		275	274,505
Australia & New Zealand Banking Group Ltd., 2.63%, 11/09/22		250	254,010
Banco Bradesco SA, 3.20%, 01/27/25(b)		660	605,550
Banco Internacional del Peru SAA Interbank, 3.25%, 10/04/26(b)		325	290,672
Banco Santander SA:
2.71%, 06/27/24		400	392,338
3.31%, 06/27/29		400	392,637
Bangkok Bank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.73%, 09/25/34(a)		200	172,071
Bank of America Corp.:
(LIBOR USD 3 Month + 0.66%), 2.37%, 07/21/21(a)		485	484,672
(LIBOR USD 3 Month + 0.63%), 2.33%, 10/01/21(a)		1,835	1,832,287
(LIBOR USD 3 Month + 0.63%), 3.50%, 05/17/22(a)		285	288,386
(LIBOR USD 3 Month + 0.93%), 2.82%, 07/21/23(a)		280	281,151
4.20%, 08/26/24		114	121,252
4.00%, 01/22/25		167	175,749
(LIBOR USD 3 Month + 0.97%), 3.46%, 03/15/25(a)		120	123,746
Series L, 3.95%, 04/21/25		265	278,591
(LIBOR USD 3 Month + 0.64%), 2.01%, 02/13/26(a)		85	83,211
4.45%, 03/03/26		374	402,812
(LIBOR USD 3 Month + 1.06%), 3.56%, 04/23/27(a)		121	126,618
(LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/28(a)		924	957,588
Series FF, (LIBOR USD 3 Month + 2.93%), 5.87%(a)(f)		290	293,869
(LIBOR USD 3 Month + 1.51%), 3.71%, 04/24/28(a)		1,007	1,029,629
(LIBOR USD 3 Month + 1.37%), 3.59%, 07/21/28(a)		61	62,377
(LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/28(a)		1,724	1,778,372
(LIBOR USD 3 Month + 1.31%), 4.27%, 07/23/29(a)		334	361,075
(LIBOR USD 3 Month + 3.15%), 4.08%, 03/20/51(a)		74	84,707
Bank of East Asia Ltd. (The), (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.26%), 5.87%(a)(f)		250	248,333

Security	Par (000)		Value

Banks (continued)
Bank of Montreal:
2.90%, 03/26/22	USD	85	$86,089
Series E, 3.30%, 02/05/24		318	328,129
2.50%, 06/28/24		45	43,976
Barclays plc:
4.38%, 01/12/26		220	221,100
(LIBOR USD 3 Month + 1.90%), 4.97%, 05/16/29(a)		219	234,216
BBVA Bancomer SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.31%), 5.87%, 09/13/34(a)(b)		200	161,875
BNP Paribas SA(b):
3.50%, 03/01/23		400	401,250
(LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/25(a)		403	398,070
(SOFR + 1.51%), 3.05%, 01/13/31(a)		450	420,788
Citigroup, Inc.:
(LIBOR USD 3 Month + 0.95%), 2.88%, 07/24/23(a)		230	231,769
4.40%, 06/10/25		232	242,575
3.40%, 05/01/26		80	83,350
4.45%, 09/29/27		216	225,509
(LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/28(a)		964	991,499
(LIBOR USD 3 Month + 1.39%), 3.67%, 07/24/28(a)		880	911,053
(LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/28(a)		27	27,011
(SOFR + 3.91%), 4.41%, 03/31/31(a)		125	137,335
Credit Suisse Group Funding Guernsey Ltd., 3.80%, 09/15/22		856	867,342
Danske Bank A/S(b):
5.00%, 01/12/22		400	410,735
3.88%, 09/12/23		210	207,268
5.38%, 01/12/24		300	309,315
Discover Bank, 4.65%, 09/13/28		745	740,575
Emirates NBD Bank PJSC, (USD Swap Semi 6 Year + 3.66%), 6.13%(a)(f)		200	168,875
Fifth Third Bancorp, 3.65%, 01/25/24		100	103,975
HSBC Holdings plc(a):
(LIBOR USD 3 Month + 1.35%), 4.29%, 09/12/26		202	201,566
(LIBOR USD 3 Month + 1.55%), 4.04%, 03/13/28		460	467,785
(LIBOR USD 3 Month + 1.61%), 3.97%, 05/22/30		335	343,152
ING Groep NV:
4.10%, 10/02/23		910	933,931
3.55%, 04/09/24		200	200,965
4.63%, 01/06/26(b)		200	210,750
Itau Unibanco Holding SA(b):
2.90%, 01/24/23		250	236,500
3.25%, 01/24/25		250	229,425
JPMorgan Chase & Co.:
4.25%, 10/15/20		14	14,160
2.55%, 03/01/21		344	344,823
4.63%, 05/10/21		179	183,955
2.30%, 08/15/21		753	752,221
4.35%, 08/15/21		32	32,819
2.97%, 01/15/23		194	197,143
(LIBOR USD 3 Month + 0.70%), 3.21%, 04/01/23(a)		1,105	1,124,023
(LIBOR USD 3 Month + 0.94%), 2.78%, 04/25/23(a)		73	73,941
3.38%, 05/01/23		10	10,452
2.70%, 05/18/23		231	237,076

6

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks (continued)
(LIBOR USD 3 Month + 0.73%), 3.56%, 04/23/24(a)	USD	117	$122,438
(LIBOR USD 3 Month + 0.89%), 3.80%, 07/23/24(a)		392	410,303
3.88%, 09/10/24		85	89,629
(LIBOR USD 3 Month + 1.00%), 4.02%, 12/05/24(a)		1,450	1,536,386
(LIBOR USD 3 Month + 1.16%), 3.22%, 03/01/25(a)		416	431,902
(SOFR + 1.16%), 2.30%, 10/15/25(a)		335	333,328
2.95%, 10/01/26		736	759,284
(LIBOR USD 3 Month + 1.25%), 3.96%, 01/29/27(a)		713	766,771
(LIBOR USD 3 Month + 1.34%), 3.78%, 02/01/28(a)		1,127	1,192,731
(LIBOR USD 3 Month + 1.38%), 3.54%, 05/01/28(a)		1,605	1,651,637
(LIBOR USD 3 Month + 1.16%), 3.70%, 05/06/30(a)		40	42,897
(SOFR + 3.79%), 4.49%, 03/24/31(a)		76	87,856
(LIBOR USD 3 Month + 1.36%), 3.88%, 07/24/38(a)		85	94,883
Kasikornbank PCL, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.34%, 10/02/31(a)		200	181,500
KeyBank NA, 2.30%, 09/14/22		250	248,847
KeyCorp:
4.15%, 10/29/25		8	8,371
4.10%, 04/30/28		84	88,391
2.55%, 10/01/29		81	72,309
Lloyds Banking Group plc:
3.90%, 03/12/24		210	212,514
3.75%, 01/11/27		212	214,020
Mitsubishi UFJ Financial Group, Inc.:
3.54%, 07/26/21		35	35,302
3.00%, 02/22/22		85	86,609
2.67%, 07/25/22		211	210,295
3.46%, 03/02/23		1,115	1,143,764
3.76%, 07/26/23		859	887,833
Mizuho Financial Group, Inc.:
2.27%, 09/13/21		200	197,715
2.95%, 02/28/22		1,383	1,387,785
(LIBOR USD 3 Month + 1.10%), 2.55%, 09/13/25(a)		719	710,039
(LIBOR USD 3 Month + 0.83%), 2.23%, 05/25/26(a)		200	195,972
3.66%, 02/28/27		200	200,720
Santander UK Group Holdings plc, 2.88%, 08/05/21		370	365,438
Shinhan Financial Group Co. Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.50%), 3.34%, 02/05/30(a)		200	204,375
Sumitomo Mitsui Financial Group, Inc.:
2.70%, 07/16/24		395	394,701
2.35%, 01/15/25		501	497,465
3.04%, 07/16/29		200	198,585
Truist Bank, 2.80%, 05/17/22		185	187,269
US Bancorp:
2.95%, 07/15/22		172	173,847
2.40%, 07/30/24		309	308,863
3.10%, 04/27/26		17	17,190
US Bank NA, (LIBOR USD 3 Month + 0.29%), 3.10%, 05/21/21(a)		265	265,433
Washington Mutual Escrow Bonds(c)(g)(h):
0.00%, 11/06/09		300	—
0.00%, 09/19/17(i)		250	—

Security	Par (000)		Value

Banks (continued)
0.00%, 09/29/17	USD	500	$—
Wells Fargo & Co.:
4.60%, 04/01/21		136	138,952
2.10%, 07/26/21		3	2,990
3.50%, 03/08/22		256	260,976
2.63%, 07/22/22		206	206,668
3.75%, 01/24/24		544	574,913
(LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/25(a)		394	388,173
3.00%, 04/22/26		396	402,909
3.00%, 10/23/26		621	634,750
(LIBOR USD 3 Month + 1.31%), 3.58%, 05/22/28(a)		590	599,991
Wells Fargo Bank NA, (LIBOR USD 3 Month + 0.49%), 3.33%, 07/23/21(a)		540	540,903

			45,110,996

Beverages — 0.5%
Anheuser-Busch Cos. LLC, 4.70%, 02/01/36 .		1,165	1,220,037
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 01/12/24		220	229,940
4.75%, 01/23/29		1,070	1,181,119
4.38%, 04/15/38		70	70,466
Keurig Dr Pepper, Inc., 3.55%, 05/25/21		89	90,044
Molson Coors Beverage Co., 5.00%, 05/01/42		130	126,032
PepsiCo, Inc.:
4.45%, 04/14/46		4	5,169
3.45%, 10/06/46		65	72,962
4.00%, 05/02/47		91	109,090

			3,104,859

Biotechnology — 0.5%
AbbVie, Inc.:
2.95%, 11/21/26(b)		263	264,206
3.20%, 11/21/29(b)		505	507,075
4.50%, 05/14/35		400	453,714
4.05%, 11/21/39(b)		61	62,745
4.70%, 05/14/45		268	301,015
4.88%, 11/14/48		80	92,810
4.25%, 11/21/49(b)		50	53,117
Amgen, Inc.:
2.20%, 02/21/27		46	45,538
2.45%, 02/21/30		295	290,145
4.40%, 05/01/45		361	423,766
Gilead Sciences, Inc.:
3.50%, 02/01/25		212	223,694
4.60%, 09/01/35		41	50,778
4.80%, 04/01/44		111	142,396
4.50%, 02/01/45		65	79,009
4.75%, 03/01/46		49	62,574

			3,052,582

Building Products — 0.1%
Johnson Controls International plc:
4.63%, 07/02/44(e)		50	48,798
5.13%, 09/14/45		5	5,775
Masonite International Corp., 5.38%, 02/01/28(b)		54	53,071
Owens Corning:
3.95%, 08/15/29		157	148,208
4.30%, 07/15/47		5	4,267
Standard Industries, Inc.(b):
6.00%, 10/15/25		25	24,570
5.00%, 02/15/27		53	48,230
4.75%, 01/15/28		22	20,261
Summit Materials LLC, 6.13%, 07/15/23		53	52,470

			405,650

7

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Capital Markets — 1.8%
Bank of New York Mellon Corp. (The)(a):
Series E, (LIBOR USD 3 Month + 3.42%), 4.95%(f)	USD	200	$174,000
(LIBOR USD 3 Month + 1.07%), 3.44%, 02/07/28		293	296,689
Charles Schwab Corp. (The), 3.20%, 01/25/28		166	167,979
Deutsche Bank AG:
2.70%, 07/13/20		422	413,715
2.95%, 08/20/20		100	99,096
4.25%, 02/04/21		155	148,843
E*TRADE Financial Corp., 3.80%, 08/24/27		30	29,050
Goldman Sachs Group, Inc. (The):
2.35%, 11/15/21		460	459,439
5.75%, 01/24/22		43	45,557
3.63%, 02/20/24		90	93,844
4.00%, 03/03/24		412	430,617
3.85%, 07/08/24		14	14,597
3.50%, 01/23/25		266	271,942
3.50%, 04/01/25		510	521,335
3.75%, 05/22/25		190	196,678
(LIBOR USD 3 Month + 1.17%), 2.86%, 05/15/26(a)		230	211,429
3.85%, 01/26/27		365	376,344
(LIBOR USD 3 Month + 1.51%), 3.69%, 06/05/28(a)		955	980,557
Huarong Finance Co. Ltd.:
3.25%, 11/13/24		200	192,563
3.88%, 11/13/29		200	194,938
Intercontinental Exchange, Inc.:
2.35%, 09/15/22		2	2,000
4.00%, 10/15/23		8	8,381
3.75%, 12/01/25		42	44,352
3.10%, 09/15/27		17	17,248
3.75%, 09/21/28		206	219,051
Joy Treasure Assets Holdings, Inc., 3.50%, 09/24/29		200	201,500
Moody’s Corp.:
4.88%, 02/15/24		59	63,769
3.25%, 01/15/28		103	104,292
Morgan Stanley:
3.75%, 02/25/23		117	121,293
(LIBOR USD 3 Month + 1.40%), 3.20%, 10/24/23(a)		157	151,584
(LIBOR USD 3 Month + 0.85%), 3.74%, 04/24/24(a)		165	168,981
3.70%, 10/23/24		159	166,728
(SOFR + 1.15%), 2.72%, 07/22/25(a)		443	443,866
4.00%, 07/23/25		50	52,703
3.63%, 01/20/27		1,518	1,624,128
(LIBOR USD 3 Month + 1.34%), 3.59%, 07/22/28(a)		110	111,691
(LIBOR USD 3 Month + 1.14%), 3.77%, 01/24/29(a)		117	123,257
(LIBOR USD 3 Month + 1.63%), 4.43%, 01/23/30(a)		370	410,756
(SOFR + 3.12%), 3.62%, 04/01/31(a)		63	65,894
Northern Trust Corp., 3.15%, 05/03/29		107	110,700
State Street Corp.:
2.65%, 05/19/26		150	152,243
(SOFR + 2.65%), 3.15%, 03/30/31(a)(b)		5	5,115
UBS Group AG(b):
2.95%, 09/24/20		205	205,343
(LIBOR USD 3 Month + 0.95%), 2.86%, 08/15/23(a)		510	505,717

Security	Par (000)		Value

Capital Markets (continued)
(USD Swap Semi 5 Year + 4.34%), 7.00%(a)(f)	USD	490	$460,600
4.13%, 09/24/25		470	488,201
4.13%, 04/15/26		232	235,028

			11,583,633

Chemicals — 0.3%
CNAC HK Finbridge Co. Ltd., 4.63%, 03/14/23		200	205,750
Dow Chemical Co. (The):
9.00%, 04/01/21		135	141,673
4.55%, 11/30/25		89	92,559
3.63%, 05/15/26		96	93,933
1.88%, 03/15/40	EUR	370	324,565
5.25%, 11/15/41	USD	21	21,231
DuPont de Nemours, Inc., 4.49%, 11/15/25		604	650,470
LYB International Finance BV, 4.88%, 03/15/44		115	124,084
LYB International Finance III LLC, 4.20%, 10/15/49		55	53,934
Methanex Corp., 5.25%, 12/15/29		119	89,104
RPM International, Inc., 5.25%, 06/01/45		62	71,670
Sherwin-Williams Co. (The):
2.95%, 08/15/29		125	122,579
4.00%, 12/15/42		20	20,909
3.30%, 05/15/50		17	15,916

			2,028,377

Commercial Services & Supplies — 0.5%
Aramark Services, Inc.:
4.75%, 06/01/26		52	49,000
5.00%, 02/01/28(b)		125	116,327
Clean Harbors, Inc., 4.88%, 07/15/27(b)		57	55,797
Conservation Fund A Nonprofit Corp. (The), Series 2019, 3.47%, 12/15/29		58	64,772
KAR Auction Services, Inc., 5.13%, 06/01/25(b)		106	101,230
Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/25(b)		53	49,158
RELX Capital, Inc.:
3.50%, 03/16/23		355	369,626
4.00%, 03/18/29		239	246,671
Republic Services, Inc.:
3.55%, 06/01/22		40	40,793
4.75%, 05/15/23		305	322,072
2.90%, 07/01/26		131	132,645
3.38%, 11/15/27		40	40,606
3.95%, 05/15/28		381	411,921
Waste Management, Inc.:
2.95%, 06/15/24		516	524,591
3.13%, 03/01/25		40	41,414
4.00%, 07/15/39		340	369,524
Waste Pro USA, Inc., 5.50%, 02/15/26(b)		55	51,029

			2,987,176

Communications Equipment — 0.1%
Motorola Solutions, Inc.:
4.60%, 02/23/28		5	5,095
4.60%, 05/23/29		416	419,578
5.50%, 09/01/44		235	236,907

			661,580

Construction Materials — 0.0%
US Concrete, Inc., 6.38%, 06/01/24		51	46,028

Consumer Finance — 0.6%
American Express Co.:
2.50%, 08/01/22		100	100,648
3.70%, 08/03/23		87	90,227
3.40%, 02/22/24		113	117,842
2.50%, 07/30/24		369	373,264

8

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Consumer Finance (continued)
4.20%, 11/06/25	USD	62	$67,854
3.13%, 05/20/26		438	453,800
American Express Credit Corp.:
Series F, 2.60%, 09/14/20		2	1,999
2.25%, 05/05/21		175	175,461
Capital One Financial Corp.:
3.45%, 04/30/21		2	2,003
3.50%, 06/15/23		39	38,737
3.75%, 04/24/24		10	10,063
Discover Financial Services:
4.50%, 01/30/26		149	151,977
4.10%, 02/09/27		44	43,118
Ford Motor Credit Co. LLC:
3.20%, 01/15/21		200	193,250
5.75%, 02/01/21		200	194,000
General Motors Financial Co., Inc.:
5.10%, 01/17/24		167	153,358
4.00%, 01/15/25		355	315,451
4.35%, 04/09/25		257	222,975
Hyundai Capital Services, Inc., 3.00%, 08/29/22(b)		250	248,437
Navient Corp.:
5.88%, 03/25/21		62	60,531
6.63%, 07/26/21		74	75,850
6.50%, 06/15/22		100	97,900
7.25%, 09/25/23		58	56,263
5.88%, 10/25/24		55	50,600
6.75%, 06/25/25		57	52,440
6.75%, 06/15/26		55	50,600
Synchrony Financial:
4.38%, 03/19/24		140	137,721
4.25%, 08/15/24		11	10,589
Toyota Motor Credit Corp., 3.38%, 04/01/30		244	246,384

			3,793,342

Containers & Packaging — 0.1%
Ball Corp.:
5.25%, 07/01/25		22	23,921
4.88%, 03/15/26		17	17,680
International Paper Co.:
5.00%, 09/15/35		47	53,819
6.00%, 11/15/41		97	124,703
4.80%, 06/15/44		43	42,612
4.40%, 08/15/47		73	72,998
Owens-Brockway Glass Container, Inc.(b):
5.00%, 01/15/22		55	54,725
5.88%, 08/15/23		78	76,440

			466,898

Distributors — 0.0%(b)
American Builders & Contractors Supply Co., Inc.:
5.88%, 05/15/26		67	63,817
4.00%, 01/15/28		90	81,900
Performance Food Group, Inc., 5.50%, 10/15/27		118	109,445

			255,162

Diversified Consumer Services — 0.2%
American University (The), 3.67%, 04/01/49		265	285,096
Claremont Mckenna College, Series 2019,
3.38%, 01/01/50		184	190,523
George Washington University (The), Series 2018, 4.13%, 09/15/48		81	80,557
President & Fellows of Harvard College, 5.63%, 10/01/38		229	305,887

Security	Par (000)		Value

Diversified Consumer Services (continued)
University of Southern California, 3.03%, 10/01/39	USD	50	$48,140
Wesleyan University, 4.78%, 07/01/2116		45	54,334

			964,537

Diversified Financial Services — 0.3%
Banco Votorantim SA, 4.00%, 09/24/22(b)		200	193,625
Coastal Emerald Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.45%), 4.30%(a)(f)		200	185,375
Equitable Holdings, Inc., 3.90%, 04/20/23 GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35		30 400	29,732 426,832
MDGH - GMTN BV:
2.50%, 11/07/24(b)		200	193,000
3.70%, 11/07/49		200	185,800
ORIX Corp., 2.90%, 07/18/22		155	158,997
Shell International Finance BV:
3.88%, 11/13/28		128	139,764
3.63%, 08/21/42		12	12,287
4.38%, 05/11/45		337	389,277
4.00%, 05/10/46		75	83,281

			1,997,970

Diversified Telecommunication Services — 1.4%
Altice France SA, 7.38%, 05/01/26(b)		516	512,207
AT&T, Inc.:
0.00%, 11/27/22(b)(i)		1,000	927,328
3.80%, 02/15/27		69	72,002
4.25%, 03/01/27		93	98,782
4.10%, 02/15/28		38	39,872
4.30%, 02/15/30		61	65,507
4.50%, 05/15/35		1,097	1,169,152
3.15%, 09/04/36	EUR	200	224,702
5.15%, 03/15/42	USD	150	172,440
4.80%, 06/15/44		432	471,075
4.85%, 07/15/45		156	165,938
5.15%, 11/15/46		67	78,693
CCO Holdings LLC(b):
5.75%, 02/15/26		226	228,859
5.50%, 05/01/26		134	136,010
5.13%, 05/01/27		288	288,749
5.88%, 05/01/27		71	73,130
5.00%, 02/01/28		305	305,762
5.38%, 06/01/29		138	141,809
4.75%, 03/01/30		159	158,205
Deutsche Telekom International Finance BV, 3.60%, 01/19/27(b)		225	232,690
Level 3 Financing, Inc.:
5.13%, 05/01/23		58	56,984
5.25%, 03/15/26		82	81,949
4.63%, 09/15/27(b)		22	21,866
Oi SA, 10.00%, (10.00% Cash or 4.00% PIK), 07/27/25(j)		89	60,743
Verizon Communications, Inc.:
4.13%, 03/16/27		1,281	1,424,269
3.00%, 03/22/27		10	10,535
4.40%, 11/01/34		159	185,576
4.27%, 01/15/36		756	878,041
2.88%, 01/15/38	EUR	200	224,050
4.00%, 03/22/50	USD	180	212,874

			8,719,799

Electric Utilities — 2.5%
Adani Transmission Ltd., 4.25%, 05/21/36		200	187,012
AEP Texas, Inc.:
3.95%, 06/01/28		440	459,792

9

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Series H, 3.45%, 01/15/50	USD	91	$79,208
AEP Transmission Co. LLC:
3.75%, 12/01/47		40	39,963
4.25%, 09/15/48		76	78,356
3.80%, 06/15/49		155	166,782
3.15%, 09/15/49		115	115,460
Series M, 3.65%, 04/01/50		77	79,307
Alabama Power Co.:
Series 13-A, 3.55%, 12/01/23		35	36,130
4.15%, 08/15/44		30	28,149
3.75%, 03/01/45		150	154,289
Series A, 4.30%, 07/15/48		147	165,980
3.45%, 10/01/49		138	140,218
Baltimore Gas & Electric Co.:
2.80%, 08/15/22		327	332,188
3.50%, 08/15/46		86	85,845
3.75%, 08/15/47		85	90,690
4.25%, 09/15/48		105	119,862
3.20%, 09/15/49		125	113,565
CenterPoint Energy Houston Electric LLC, 3.95%, 03/01/48		85	94,880
China Huaneng Group Hong Kong Treasury Management Holding Ltd., 3.00%, 12/10/29		200	202,250
Dayton Power & Light Co. (The), 3.95%, 06/15/49(b)		178	179,490
DTE Electric Co., Series A, 4.05%, 05/15/48 .		265	297,687
Duke Energy Carolinas LLC:
3.05%, 03/15/23		45	46,078
3.95%, 11/15/28		72	79,659
2.45%, 08/15/29		230	225,357
2.45%, 02/01/30		247	245,273
3.75%, 06/01/45		56	61,305
3.70%, 12/01/47		115	125,257
3.95%, 03/15/48		52	58,533
3.20%, 08/15/49		116	115,924
Duke Energy Florida LLC:
3.80%, 07/15/28		100	107,557
2.50%, 12/01/29		550	539,724
6.40%, 06/15/38		107	155,633
3.40%, 10/01/46		90	92,266
4.20%, 07/15/48		34	38,084
Duke Energy Ohio, Inc., 3.65%, 02/01/29		425	455,549
Duke Energy Progress LLC:
3.00%, 09/15/21		75	76,205
3.25%, 08/15/25		187	199,308
3.70%, 09/01/28		400	427,526
3.45%, 03/15/29		115	121,555
4.10%, 03/15/43		105	116,046
4.20%, 08/15/45		92	104,690
Edison International:
2.40%, 09/15/22		42	40,541
3.55%, 11/15/24		48	47,671
Entergy Corp., 2.95%, 09/01/26		5	4,715
Entergy Louisiana LLC:
5.40%, 11/01/24		65	73,617
4.20%, 09/01/48		256	287,193
2.90%, 03/15/51		30	26,286
Exelon Corp., 5.63%, 06/15/35		34	39,008
FirstEnergy Corp.:
2.05%, 03/01/25		52	48,672
2.65%, 03/01/30		88	82,034
Series C, 3.40%, 03/01/50		193	182,185
FirstEnergy Transmission LLC(b):
4.35%, 01/15/25		555	577,477
5.45%, 07/15/44		42	47,299

Security	Par (000)		Value

Electric Utilities (continued)
4.55%, 04/01/49	USD	180	$179,669
Florida Power & Light Co.:
(LIBOR USD 3 Month + 0.40%), 2.14%, 05/06/22(a)		1,095	1,032,642
3.25%, 06/01/24		2	2,031
2.85%, 04/01/25		70	72,982
3.70%, 12/01/47		52	57,300
3.95%, 03/01/48		289	344,429
3.15%, 10/01/49		184	190,585
ITC Holdings Corp., 2.70%, 11/15/22		10	9,915
MidAmerican Energy Co.:
3.10%, 05/01/27		35	35,969
3.65%, 04/15/29		211	226,369
4.25%, 07/15/49		131	152,207
3.15%, 04/15/50		120	121,975
Mid-Atlantic Interstate Transmission LLC, 4.10%, 05/15/28(b)		40	42,052
Mong Duong Finance Holdings BV, 5.13%, 05/07/29		250	208,081
Northern States Power Co.:
2.15%, 08/15/22		370	367,478
3.40%, 08/15/42		205	189,739
4.00%, 08/15/45		59	60,374
2.90%, 03/01/50		88	83,712
NRG Energy, Inc.:
7.25%, 05/15/26		110	115,225
6.63%, 01/15/27		133	138,320
5.75%, 01/15/28		88	89,760
5.25%, 06/15/29(b)		80	82,400
NSTAR Electric Co.:
3.20%, 05/15/27		76	76,637
3.25%, 05/15/29		35	36,073
Ohio Power Co.:
Series G, 6.60%, 02/15/33		140	194,108
4.00%, 06/01/49		99	102,026
Oncor Electric Delivery Co. LLC:
3.70%, 11/15/28		267	285,678
4.55%, 12/01/41		9	10,317
3.80%, 09/30/47		101	101,070
3.80%, 06/01/49		11	11,577
3.10%, 09/15/49		151	146,455
Public Service Electric & Gas Co.:
2.38%, 05/15/23		35	35,088
3.00%, 05/15/25		16	16,437
3.65%, 09/01/28		210	221,726
3.20%, 05/15/29		102	108,023
Southern California Edison Co.:
3.88%, 06/01/21		36	35,681
2.25%, 06/01/30		98	88,480
Southern Co. (The), 2.75%, 06/15/20		220	220,190
Stoneway Capital Corp., 10.00%, 03/01/27(b)(g)(h)		133	18,971
Tampa Electric Co.:
4.30%, 06/15/48		30	32,068
4.45%, 06/15/49		175	189,205
Trans-Allegheny Interstate Line Co., 3.85%, 06/01/25(b)		511	535,816
Virginia Electric & Power Co.:
Series C, 2.75%, 03/15/23		210	211,530
Series A, 3.50%, 03/15/27		205	214,506
4.00%, 01/15/43		170	180,161
Series B, 4.20%, 05/15/45		43	46,693
Series C, 4.00%, 11/15/46		57	61,209
4.60%, 12/01/48		4	4,540
3.30%, 12/01/49		4	3,994

10

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Electric Utilities (continued)
Vistra Operations Co. LLC(b):
5.50%, 09/01/26	USD	108	$111,240
5.63%, 02/15/27		140	144,375
5.00%, 07/31/27		140	142,100
4.30%, 07/15/29		381	337,799

			15,822,317

Electronic Equipment, Instruments & Components — 0.0%
Corning, Inc.:
3.70%, 11/15/23		35	36,979
4.38%, 11/15/57		75	77,425
Tyco Electronics Group SA:
3.45%, 08/01/24		30	30,622
3.13%, 08/15/27		65	67,098

			212,124

Energy Equipment & Services — 0.0%
Hilong Holding Ltd., 8.25%, 09/26/22		200	130,000
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 12/01/21(b)		21	19,154
Odebrecht Offshore Drilling Finance Ltd., 6.72%, 12/01/22(b)		22	17,571

			166,725

Entertainment — 0.1%
NBCUniversal Media LLC:
5.95%, 04/01/41		22	30,188
4.45%, 01/15/43		50	63,088
Netflix, Inc.:
5.88%, 02/15/25		18	19,008
4.38%, 11/15/26		22	22,330
4.88%, 04/15/28		36	37,080
5.88%, 11/15/28		43	45,945
6.38%, 05/15/29		18	19,615
5.38%, 11/15/29(b)		20	20,753
4.88%, 06/15/30(b)		22	22,333
Walt Disney Co. (The):
5.40%, 10/01/43		30	40,026
4.75%, 09/15/44		75	94,161
2.75%, 09/01/49		28	27,540
4.70%, 03/23/50		287	375,039

			817,106

Equity Real Estate Investment Trusts (REITs) — 0.8%
American Tower Corp.:
3.00%, 06/15/23		132	132,173
2.75%, 01/15/27		66	63,677
3.95%, 03/15/29		143	148,640
3.80%, 08/15/29		305	308,752
ARI FCP Investments LP, (LIBOR USD 1 Month + 2.90%), 3.92%, 01/06/25(a)(c)		779	779,327
Boston Properties LP:
3.85%, 02/01/23		67	67,281
3.13%, 09/01/23		133	132,875
CC Holdings GS V LLC, 3.85%, 04/15/23		80	79,747
Crown Castle International Corp.:
3.40%, 02/15/21		3	3,020
4.88%, 04/15/22		16	16,447
3.20%, 09/01/24		451	449,594
4.45%, 02/15/26		32	33,914
3.70%, 06/15/26		261	266,693
3.80%, 02/15/28		83	84,848
4.30%, 02/15/29		196	203,040
3.10%, 11/15/29		430	411,915
4.15%, 07/01/50		54	53,406
Equinix, Inc., 2.63%, 11/18/24		296	282,313

Security	Par (000)		Value

Equity Real Estate Investment Trusts (REITs) (continued)
ESH Hospitality, Inc.(b):
5.25%, 05/01/25	USD	136	$114,240
4.63%, 10/01/27		17	13,260
MGM Growth Properties Operating Partnership LP:
5.63%, 05/01/24		239	229,440
4.50%, 09/01/26		66	54,780
5.75%, 02/01/27		107	93,090
MPT Operating Partnership LP:
5.25%, 08/01/26		11	10,792
5.00%, 10/15/27		150	145,500
4.63%, 08/01/29		20	18,600
National Retail Properties, Inc., 2.50%, 04/15/30		159	141,459
Prologis Euro Finance LLC, 1.50%, 09/10/49 .	EUR	100	80,045
Realty Income Corp.:
4.13%, 10/15/26	USD	112	110,344
3.00%, 01/15/27		35	33,153
Ryman Hospitality Properties, Inc., 4.75%, 10/15/27(b)		92	69,000
Service Properties Trust, 4.35%, 10/01/24		56	41,106
VICI Properties LP(b):
3.50%, 02/15/25		81	75,532
4.25%, 12/01/26		28	25,690
3.75%, 02/15/27		17	16,023
4.63%, 12/01/29		22	20,072
4.13%, 08/15/30		22	20,598

			4,830,386

Food & Staples Retailing — 0.3%
Albertsons Cos., Inc.:
3.50%, 02/15/23(b)		83	81,713
6.63%, 06/15/24		105	106,575
5.75%, 03/15/25		269	271,798
7.50%, 03/15/26(b)		138	148,736
4.63%, 01/15/27(b)		30	29,850
5.88%, 02/15/28(b)		102	103,816
4.88%, 02/15/30(b)		22	21,945
Alimentation Couche-Tard, Inc., 3.55%, 07/26/27(b)		382	373,644
Walmart, Inc.:
3.55%, 06/26/25		209	228,108
3.70%, 06/26/28		383	429,818

			1,796,003

Food Products — 0.2%
BRF GmbH, 4.35%, 09/29/26(b)		200	169,781
Campbell Soup Co., 8.88%, 05/01/21		100	104,690
Darling Ingredients, Inc., 5.25%, 04/15/27(b)		54	52,364
General Mills, Inc., 2.88%, 04/15/30		14	13,972
JBS USA LUX SA(b):
5.75%, 06/15/25		88	88,880
6.75%, 02/15/28		102	108,679
6.50%, 04/15/29		159	170,559
5.50%, 01/15/30		28	28,910
Lamb Weston Holdings, Inc.(b):
4.63%, 11/01/24		89	87,665
4.88%, 11/01/26		89	90,547
Pilgrim’s Pride Corp., 5.88%, 09/30/27(b)		190	189,316
Post Holdings, Inc.(b):
5.75%, 03/01/27		147	150,632
5.63%, 01/15/28		108	109,620
5.50%, 12/15/29		85	88,171
Simmons Foods, Inc., 5.75%, 11/01/24(b)		57	51,745

			1,505,531

11

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Gas Utilities — 0.0%
Atmos Energy Corp., 3.38%, 09/15/49	USD	95	$91,752
Dominion Energy Gas Holdings LLC:
4.80%, 11/01/43		45	45,575
4.60%, 12/15/44		46	45,915
Piedmont Natural Gas Co., Inc., 3.64%, 11/01/46		25	24,702

			207,944

Health Care Equipment & Supplies — 0.2%
Abbott Laboratories, 3.75%, 11/30/26		256	285,696
Baxter International, Inc., 1.70%, 08/15/21		20	19,938
Becton Dickinson and Co., 3.30%, 03/01/23		170	171,364
Boston Scientific Corp.:
3.45%, 03/01/24		448	459,583
4.55%, 03/01/39		19	20,866
DH Europe Finance II SARL, 1.80%, 09/18/49	EUR	200	175,882
Edwards Lifesciences Corp., 4.30%, 06/15/28	USD	102	111,116
Medtronic Global Holdings SCA, 1.75%, 07/02/49	EUR	100	94,519
Teleflex, Inc., 4.63%, 11/15/27	USD	52	51,943

			1,390,907

Health Care Providers & Services — 1.7%
Aetna, Inc.:
4.50%, 05/15/42		79	82,190
4.13%, 11/15/42		4	3,966
Anthem, Inc.:
3.35%, 12/01/24		86	87,550
2.38%, 01/15/25		62	61,390
4.10%, 03/01/28		30	32,106
2.88%, 09/15/29		11	10,717
Centene Corp.:
6.13%, 02/15/24		29	29,888
5.25%, 04/01/25(b)		94	94,470
5.38%, 06/01/26(b)		194	199,841
5.38%, 08/15/26(b)		81	82,620
4.25%, 12/15/27(b)		266	260,680
4.63%, 12/15/29(b)		79	79,395
CHRISTUS Health, Series C, 4.34%, 07/01/28		113	128,643
Cigna Corp.:
3.90%, 02/15/22(b)		65	66,535
3.75%, 07/15/23		7	7,197
3.50%, 06/15/24(b)		161	163,248
3.25%, 04/15/25(b)		192	195,817
3.40%, 03/01/27(b)		59	59,711
4.38%, 10/15/28		574	616,014
CommonSpirit Health:
3.35%, 10/01/29		101	94,904
4.35%, 11/01/42		30	29,368
4.19%, 10/01/49		105	98,629
Cottage Health Obligated Group, Series 2020, 3.30%, 11/01/49		61	62,102
CVS Health Corp.:
4.10%, 03/25/25		602	636,815
3.88%, 07/20/25		12	12,606
3.75%, 04/01/30		755	777,390
4.78%, 03/25/38		109	120,526
5.13%, 07/20/45		433	498,214
5.05%, 03/25/48		26	29,706
DaVita, Inc., 5.00%, 05/01/25		157	156,794
Encompass Health Corp.:
4.50%, 02/01/28		53	51,940
4.75%, 02/01/30		55	53,900
HCA, Inc.:
4.75%, 05/01/23		356	364,721
5.00%, 03/15/24		543	562,216

Security	Par (000)		Value

Health Care Providers & Services (continued)
5.38%, 02/01/25	USD	58	$59,305
5.25%, 04/15/25		644	675,409
5.88%, 02/15/26		34	35,785
5.25%, 06/15/26		41	43,000
5.38%, 09/01/26		22	22,660
5.63%, 09/01/28		34	35,588
5.88%, 02/01/29		22	23,265
Humana, Inc., 4.88%, 04/01/30		150	160,826
Molina Healthcare, Inc., 5.38%, 11/15/22(e)		76	74,100
Ochsner Clinic Foundation, 5.90%, 05/15/45	.	21	28,387
PeaceHealth Obligated Group, Series 2018, 4.79%, 11/15/48		16	20,119
RWJ Barnabas Health, Inc., 3.48%, 07/01/49		56	56,581
Select Medical Corp., 6.25%, 08/15/26(b)		62	62,000
Sutter Health, Series 2018, 3.70%, 08/15/28		104	109,129
Tenet Healthcare Corp.:
4.63%, 07/15/24		154	147,070
4.63%, 09/01/24(b)		64	61,299
5.13%, 05/01/25		301	287,455
4.88%, 01/01/26(b)		222	211,455
6.25%, 02/01/27(b)		331	322,725
5.13%, 11/01/27(b)		34	32,385
UnitedHealth Group, Inc.:
2.38%, 08/15/24		48	49,101
3.75%, 07/15/25		1,163	1,256,807
3.70%, 12/15/25		30	32,311
3.10%, 03/15/26		122	128,785
2.95%, 10/15/27		324	338,469
2.88%, 08/15/29		25	26,173
5.80%, 03/15/36		46	59,911
6.50%, 06/15/37		11	15,196
4.63%, 11/15/41		17	21,011
4.20%, 01/15/47		416	488,936

			10,697,052

Hotels, Restaurants & Leisure — 0.4%
1011778 BC ULC(b):
5.00%, 10/15/25		304	290,317
3.88%, 01/15/28		17	16,150
Boyd Gaming Corp.:
6.38%, 04/01/26		74	64,010
6.00%, 08/15/26		68	58,480
Caesars Resort Collection LLC, 5.25%, 10/15/25(b)		182	131,440
Cedar Fair LP:
5.38%, 04/15/27		109	93,740
5.25%, 07/15/29(b)		110	92,950
Churchill Downs, Inc.(b):
5.50%, 04/01/27		132	124,433
4.75%, 01/15/28		66	57,420
Eldorado Resorts, Inc., 6.00%, 09/15/26		60	54,150
Hilton Domestic Operating Co., Inc.:
5.13%, 05/01/26		127	119,380
4.88%, 01/15/30		22	18,700
Hilton Worldwide Finance LLC:
4.63%, 04/01/25		96	89,280
4.88%, 04/01/27		64	60,800
Marriott Ownership Resorts, Inc., 6.50%, 09/15/26		83	72,210
McDonald’s Corp.:
3.70%, 02/15/42		37	38,306
3.63%, 05/01/43		62	59,797
4.45%, 09/01/48		213	236,044
3.63%, 09/01/49		324	326,898
MGM Resorts International:
5.75%, 06/15/25		15	13,425

12

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Hotels, Restaurants & Leisure (continued)
4.63%, 09/01/26	USD	9	$7,653
5.50%, 04/15/27		15	13,650
NCL Corp. Ltd., 3.63%, 12/15/24(b)		13	8,291
Scientific Games International, Inc., 5.00%, 10/15/25(b)		118	102,660
Station Casinos LLC, 5.00%, 10/01/25(b)		60	49,969
Viking Cruises Ltd., 5.88%, 09/15/27(b)		92	53,830
Wyndham Hotels & Resorts, Inc., 5.38%, 04/15/26(b)		53	46,110
Wynn Las Vegas LLC(b):
5.50%, 03/01/25		243	225,990
5.25%, 05/15/27		121	109,505
Wynn Resorts Finance LLC, 5.13%, 10/01/29(b)		100	91,000

			2,726,588

Household Durables — 0.1%
Brookfield Residential Properties, Inc., 6.25%, 09/15/27(b)		131	113,629
Century Communities, Inc., 6.75%, 06/01/27 .		58	49,149
Lennar Corp.:
4.75%, 04/01/21		41	40,590
4.13%, 01/15/22		49	48,633
4.50%, 04/30/24		57	55,860
4.75%, 05/30/25		11	10,505
4.75%, 11/29/27		20	19,950
Mattamy Group Corp.(b):
6.50%, 10/01/25		29	30,667
5.25%, 12/15/27		11	10,230
Newell Brands, Inc., 4.10%, 04/01/23(e)		91	92,360
PulteGroup, Inc.:
5.50%, 03/01/26		16	15,736
5.00%, 01/15/27		13	12,971
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)		11	10,217
Tempur Sealy International, Inc., 5.50%, 06/15/26		131	114,645

			625,142

Household Products — 0.0%
Clorox Co. (The), 3.10%, 10/01/27		31	32,293
Spectrum Brands, Inc., 5.75%, 07/15/25		96	89,760

			122,053

Independent Power and Renewable Electricity Producers — 0.0%
Calpine Corp., 5.50%, 02/01/24		56	53,200

Industrial Conglomerates — 0.1%
3M Co., 3.38%, 03/01/29		26	27,790
General Electric Co.:
5.88%, 01/14/38		238	274,214
6.88%, 01/10/39		50	61,855
Honeywell International, Inc., 2.70%, 08/15/29		293	293,911

			657,770

Insurance — 0.4%
Ambac Assurance Corp., 5.10%, 06/07/20(b)		15	20,486
Ambac LSNI LLC, (LIBOR USD 3 Month + 5.00%), 6.45%, 02/12/23(a)(b)		83	79,243
Aon Corp.:
4.50%, 12/15/28		469	519,251
3.75%, 05/02/29		647	681,813
Aon plc, 4.25%, 12/12/42		30	30,341
Hartford Financial Services Group, Inc. (The):
4.30%, 04/15/43		35	36,284
3.60%, 08/19/49		38	34,961
Marsh & McLennan Cos., Inc.:
3.50%, 12/29/20		108	108,800
4.05%, 10/15/23		105	109,216

Security	Par (000)		Value

Insurance (continued)
3.88%, 03/15/24	USD	116	$119,987
3.50%, 06/03/24		316	322,789
3.50%, 03/10/25		135	139,890
MetLife, Inc., 4.72%, 12/15/44(e)		52	58,099
Principal Financial Group, Inc., 3.70%, 05/15/29		189	195,017
Travelers Cos., Inc. (The):
6.75%, 06/20/36		5	7,012
6.25%, 06/15/37		2	2,820
Trinity Acquisition plc, 4.40%, 03/15/26		80	83,341
Willis North America, Inc.:
3.60%, 05/15/24		36	37,150
3.88%, 09/15/49		45	46,354

			2,632,854

Internet & Direct Marketing Retail — 0.1%
Alibaba Group Holding Ltd., 3.60%, 11/28/24 .		220	230,857
Amazon.com, Inc., 3.88%, 08/22/37		245	292,670
Expedia Group, Inc.:
3.80%, 02/15/28		103	89,032
3.25%, 02/15/30		345	288,798

			901,357

IT Services — 0.7%
Fidelity National Information Services, Inc.:
3.00%, 08/15/26		141	142,147
3.75%, 05/21/29		34	36,966
2.95%, 05/21/39	EUR	200	221,474
Fiserv, Inc.:
3.85%, 06/01/25	USD	55	57,996
3.20%, 07/01/26		735	759,158
3.50%, 07/01/29		561	583,547
Global Payments, Inc.:
3.80%, 04/01/21		62	62,388
3.75%, 06/01/23		85	87,786
4.00%, 06/01/23		12	12,429
4.80%, 04/01/26		149	148,259
IBM Credit LLC, 3.45%, 11/30/20		210	212,386
International Business Machines Corp.:
3.00%, 05/15/24		100	105,353
3.30%, 05/15/26		805	860,297
1.20%, 02/11/40	EUR	200	186,261
Mastercard, Inc.:
3.30%, 03/26/27	USD	195	212,457
2.95%, 06/01/29		210	223,515
3.35%, 03/26/30		231	255,816
3.85%, 03/26/50		13	15,931
PayPal Holdings, Inc., 2.65%, 10/01/26		130	127,264
Visa, Inc.:
3.15%, 12/14/25		271	295,162
2.70%, 04/15/40		121	120,109
3.65%, 09/15/47		50	56,847

			4,783,548

Leisure Products — 0.0%
Hasbro, Inc.:
2.60%, 11/19/22		131	129,270
3.90%, 11/19/29		50	44,617

			173,887

Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.:
3.88%, 07/15/23		34	35,075
3.05%, 09/22/26		366	384,868
2.75%, 09/15/29		171	165,403
Avantor, Inc., 6.00%, 10/01/24(b)		44	46,099
Charles River Laboratories International, Inc.(b): 5.50%, 04/01/26		43	44,290

13

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Life Sciences Tools & Services (continued)
4.25%, 05/01/28	USD	11	$10,603
Thermo Fisher Scientific, Inc.:
4.50%, 03/25/30		35	39,345
1.88%, 10/01/49	EUR	300	259,359

			985,042

Machinery — 0.2%
CNH Industrial Capital LLC, 4.38%, 11/06/20 .	USD	480	475,481
Colfax Corp., 6.00%, 02/15/24(b)		65	62,725
Otis Worldwide Corp., 2.06%, 04/05/25(b)		174	170,056
Parker-Hannifin Corp., 3.25%, 06/14/29		300	302,400
Terex Corp., 5.63%, 02/01/25(b)		128	120,333

			1,130,995

Media — 1.4%
AMC Networks, Inc.:
5.00%, 04/01/24		104	99,840
4.75%, 08/01/25		84	81,690
Charter Communications Operating LLC:
Series USD, 4.50%, 02/01/24		320	329,717
4.91%, 07/23/25		345	366,250
4.20%, 03/15/28		15	15,340
6.38%, 10/23/35		371	440,352
6.48%, 10/23/45		447	539,225
5.75%, 04/01/48		425	481,900
4.80%, 03/01/50		267	277,833
Clear Channel Worldwide Holdings, Inc.,
5.13%, 08/15/27(b)		138	130,583
Comcast Corp.:
3.15%, 03/01/26		376	394,028
2.35%, 01/15/27		30	29,790
3.15%, 02/15/28		86	89,897
3.40%, 04/01/30		505	547,369
4.25%, 01/15/33		155	181,086
4.40%, 08/15/35		66	79,175
3.20%, 07/15/36		111	115,955
4.60%, 10/15/38		141	172,586
1.25%, 02/20/40	EUR	200	187,709
3.75%, 04/01/40	USD	60	67,734
3.40%, 07/15/46		238	257,159
4.70%, 10/15/48		331	428,811
4.05%, 11/01/52		145	172,545
4.95%, 10/15/58		5	6,767
Cox Communications, Inc.(b):
3.15%, 08/15/24		557	568,535
3.35%, 09/15/26		22	22,203
3.50%, 08/15/27		9	8,786
Diamond Sports Group LLC(b):
5.38%, 08/15/26		68	55,251
6.63%, 08/15/27		200	133,750
Discovery Communications LLC:
5.00%, 09/20/37		258	250,592
4.88%, 04/01/43		47	43,947
5.20%, 09/20/47		175	176,325
Fox Corp., 3.05%, 04/07/25		12	11,981
Gray Television, Inc.(b):
5.88%, 07/15/26		78	75,098
7.00%, 05/15/27		89	88,555
iHeartCommunications, Inc.:
6.38%, 05/01/26		90	85,163
5.25%, 08/15/27(b)		81	70,875
4.75%, 01/15/28(b)		11	9,900
Lamar Media Corp.:
5.75%, 02/01/26		72	73,080
3.75%, 02/15/28(b)		13	12,186
Meredith Corp., 6.88%, 02/01/26		140	122,822

Security	Par (000)		Value

Media (continued)
Nexstar Broadcasting, Inc., 5.63%, 07/15/27(b)	USD	127	$124,143
Outfront Media Capital LLC(b):
5.00%, 08/15/27		146	134,320
4.63%, 03/15/30		11	9,790
Sirius XM Radio, Inc.(b):
4.63%, 07/15/24		159	161,374
5.38%, 04/15/25		83	83,829
5.38%, 07/15/26		86	87,711
5.00%, 08/01/27		163	165,429
5.50%, 07/01/29		135	137,700
TEGNA, Inc.(b):
4.63%, 03/15/28		22	19,333
5.00%, 09/15/29		25	22,570
Time Warner Cable LLC:
4.00%, 09/01/21		22	22,043
6.55%, 05/01/37		50	56,093
5.50%, 09/01/41		52	54,318
4.50%, 09/15/42		9	8,451
ViacomCBS, Inc.:
6.88%, 04/30/36		122	137,420
4.38%, 03/15/43		150	132,933
5.85%, 09/01/43		32	32,787

			8,692,634

Metals & Mining — 0.2%
ArcelorMittal SA:
3.60%, 07/16/24		152	138,545
6.13%, 06/01/25		10	9,899
4.55%, 03/11/26		80	71,743
Chinalco Capital Holdings Ltd., 4.25%, 04/21/22		200	192,500
FMG Resources August 2006 Pty. Ltd.(b):
4.75%, 05/15/22		80	79,700
5.13%, 03/15/23		53	51,940
5.13%, 05/15/24		81	79,785
4.50%, 09/15/27		13	11,570
Freeport-McMoRan, Inc.:
5.00%, 09/01/27		13	12,069
5.25%, 09/01/29		13	12,250
Minera Mexico SA de CV, 4.50%, 01/26/50(b) .		200	168,000
Newmont Corp.:
2.80%, 10/01/29		176	163,622
2.25%, 10/01/30		48	44,600
Nucor Corp., 3.95%, 05/01/28		56	55,117
Steel Dynamics, Inc., 3.45%, 04/15/30		104	94,116
Teck Resources Ltd., 6.13%, 10/01/35		81	74,371

			1,259,827

Multi-Utilities — 0.1%
Ameren Illinois Co.:
3.80%, 05/15/28		120	129,523
3.25%, 03/15/50		199	199,092
Consumers Energy Co.:
3.38%, 08/15/23		2	2,082
3.95%, 07/15/47		21	24,365
4.05%, 05/15/48		45	51,950
3.75%, 02/15/50		300	324,614
3.10%, 08/15/50		85	82,762
3.50%, 08/01/51		120	130,286

			944,674

Oil, Gas & Consumable Fuels — 1.8%
Boardwalk Pipelines LP, 4.80%, 05/03/29		53	39,935
BP Capital Markets America, Inc.:
3.79%, 02/06/24		208	213,234
3.80%, 09/21/25		171	174,979
3.41%, 02/11/26		24	23,980
3.12%, 05/04/26		105	105,704

14

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
3.94%, 09/21/28	USD	20	$21,363
BP Capital Markets plc:
3.81%, 02/10/24		177	178,508
3.28%, 09/19/27		7	7,040
Buckeye Partners LP, 3.95%, 12/01/26		13	10,656
Cameron LNG LLC(b):
3.30%, 01/15/35		245	212,035
3.40%, 01/15/38		401	313,472
3.70%, 01/15/39		36	31,900
Cheniere Corpus Christi Holdings LLC:
5.88%, 03/31/25		552	462,370
5.13%, 06/30/27		501	444,942
Cheniere Energy Partners LP:
5.25%, 10/01/25		74	68,080
5.63%, 10/01/26		55	50,600
4.50%, 10/01/29(b)		34	29,580
Cimarex Energy Co., 4.38%, 06/01/24		69	54,376
Citgo Holding, Inc., 9.25%, 08/01/24(b)		75	61,125
Concho Resources, Inc., 3.75%, 10/01/27		150	127,215
CrownRock LP, 5.63%, 10/15/25(b)		58	30,160
DCP Midstream Operating LP:
5.38%, 07/15/25		19	12,973
5.13%, 05/15/29		13	8,190
Diamondback Energy, Inc., 3.50%, 12/01/29 .		450	305,965
Enbridge Energy Partners LP, 7.38%, 10/15/45		36	39,584
Enbridge, Inc., 2.90%, 07/15/22		55	49,715
Endeavor Energy Resources LP(b):
5.50%, 01/30/26		24	16,565
5.75%, 01/30/28		49	33,320
Energy Transfer Operating LP:
6.63%, 10/15/36		30	27,803
5.80%, 06/15/38		64	55,476
5.30%, 04/15/47		178	135,256
6.00%, 06/15/48		2	1,678
Energy Transfer Partners LP, 5.00%, 10/01/22		140	127,489
Enterprise Products Operating LLC:
3.13%, 07/31/29		4	3,679
Series D, 6.88%, 03/01/33		41	47,166
4.45%, 02/15/43		176	166,250
5.10%, 02/15/45		272	267,457
EOG Resources, Inc., 4.15%, 01/15/26		34	34,800
Exxon Mobil Corp., 2.28%, 08/16/26		312	317,580
Kinder Morgan Energy Partners LP:
6.50%, 02/01/37		266	274,003
6.95%, 01/15/38		51	53,045
6.38%, 03/01/41		43	43,232
Marathon Petroleum Corp.:
4.75%, 12/15/23		76	71,966
4.75%, 09/15/44		55	41,816
5.85%, 12/15/45		65	53,887
Matador Resources Co., 5.88%, 09/15/26		24	7,032
MPLX LP:
4.13%, 03/01/27		458	390,260
4.25%, 12/01/27(b)		220	177,704
NGPL PipeCo LLC(b):
4.38%, 08/15/22		102	97,346
7.77%, 12/15/37		52	51,767
Northwest Pipeline LLC, 4.00%, 04/01/27		365	361,848
Occidental Petroleum Corp., 0.00%, 10/10/36(i)		1,520	589,000
Parsley Energy LLC(b):
5.38%, 01/15/25		50	38,624
5.63%, 10/15/27		56	39,480
PDC Energy, Inc., 5.75%, 05/15/26		13	7,280
ReNew Power Synthetic, 6.67%, 03/12/24		200	159,063

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
Sabine Pass Liquefaction LLC:
5.63%, 04/15/23(e)	USD	184	$171,212
5.63%, 03/01/25		1,379	1,265,773
5.88%, 06/30/26		273	247,010
5.00%, 03/15/27		157	133,402
4.20%, 03/15/28		145	124,416
Seven Generations Energy Ltd., 5.38%, 09/30/25(b)		16	8,920
SM Energy Co.:
5.63%, 06/01/25		11	2,997
6.75%, 09/15/26		11	3,300
6.63%, 01/15/27		11	3,202
Suncor Energy, Inc.:
6.80%, 05/15/38		69	71,716
6.50%, 06/15/38		44	45,116
Sunoco LP:
4.88%, 01/15/23		48	45,840
5.50%, 02/15/26		39	33,746
6.00%, 04/15/27		29	24,940
Targa Resources Partners LP:
6.75%, 03/15/24		49	43,120
5.13%, 02/01/25		52	44,325
5.88%, 04/15/26		108	89,640
5.38%, 02/01/27		54	44,442
6.50%, 07/15/27		87	74,167
5.00%, 01/15/28		17	13,703
6.88%, 01/15/29		87	70,035
5.50%, 03/01/30(b)		22	16,993
Texas Eastern Transmission LP(b):
3.50%, 01/15/28		455	417,062
4.15%, 01/15/48		46	38,564
Total Capital International SA:
2.75%, 06/19/21		10	10,083
2.88%, 02/17/22		20	20,107
3.70%, 01/15/24		102	106,697
3.75%, 04/10/24		120	125,830
2.43%, 01/10/25		200	200,053
TransCanada PipeLines Ltd.:
4.88%, 01/15/26		257	280,878
4.63%, 03/01/34		20	19,202
5.85%, 03/15/36		33	35,219
Transcontinental Gas Pipe Line Co. LLC:
7.85%, 02/01/26		234	266,418
4.00%, 03/15/28		246	220,831
4.60%, 03/15/48		89	88,219
Valero Energy Corp., 3.40%, 09/15/26		203	182,111
Western Midstream Operating LP:
4.00%, 07/01/22		90	58,035
(LIBOR USD 3 Month + 0.85%), 2.70%, 01/13/23(a)		50	26,375
Williams Cos., Inc. (The):
Series A, 7.50%, 01/15/31		15	17,429
4.85%, 03/01/48		83	77,383
WPX Energy, Inc.:
5.75%, 06/01/26		52	29,640
5.25%, 10/15/27		13	7,150
4.50%, 01/15/30		20	10,860

			11,585,714

Paper & Forest Products — 0.1%
Georgia-Pacific LLC:
5.40%, 11/01/20(b)		177	178,691
3.73%, 07/15/23(b)		184	193,453
3.60%, 03/01/25(b)		40	42,257
7.38%, 12/01/25		97	122,639
7.75%, 11/15/29		60	85,547

15

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Paper & Forest Products (continued)
8.88%, 05/15/31	USD	13	$19,864

			642,451

Pharmaceuticals — 1.1%
Allergan Funding SCS:
3.85%, 06/15/24		14	14,661
3.80%, 03/15/25		487	498,612
4.55%, 03/15/35		269	295,863
Bausch Health Americas, Inc.(b):
9.25%, 04/01/26		154	162,747
8.50%, 01/31/27		180	188,100
Bausch Health Cos., Inc.(b):
5.50%, 11/01/25		154	155,586
9.00%, 12/15/25		157	165,509
5.75%, 08/15/27		46	47,362
7.00%, 01/15/28		74	75,954
7.25%, 05/30/29		76	78,873
Bristol-Myers Squibb Co.(b):
2.25%, 08/15/21		25	25,146
2.75%, 02/15/23		305	315,330
3.25%, 02/20/23		575	603,782
3.63%, 05/15/24		3	3,170
3.20%, 06/15/26		884	938,448
3.90%, 02/20/28		46	51,124
Elanco Animal Health, Inc.(e):
4.66%, 08/27/21		41	40,791
5.02%, 08/28/23		81	81,938
5.65%, 08/28/28		16	16,870
Eli Lilly & Co., 1.70%, 11/01/49	EUR	100	91,965
GlaxoSmithKline Capital, Inc., 3.88%, 05/15/28	USD	465	522,314
Johnson & Johnson, 2.95%, 03/03/27		30	32,937
Merck & Co., Inc., 3.40%, 03/07/29		220	239,659
Novartis Capital Corp.:
3.40%, 05/06/24		169	180,999
2.20%, 08/14/30		91	93,148
Pfizer, Inc.:
3.00%, 06/15/23		16	16,304
3.45%, 03/15/29		310	341,103
Shire Acquisitions Investments Ireland DAC:
2.88%, 09/23/23		409	411,972
3.20%, 09/23/26		469	474,432
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28		600	683,982
Wyeth LLC, 5.95%, 04/01/37		231	327,356

			7,176,037

Professional Services — 0.0%
Equifax, Inc., 2.60%, 12/01/24		166	156,899

Real Estate Management & Development — 0.4%
Central China Real Estate Ltd.:
6.50%, 03/05/21		200	186,098
6.75%, 11/08/21		200	172,040
China Aoyuan Group Ltd., 7.95%, 02/19/23		200	183,392
China Resources Land Ltd., (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.14%), 3.75%(a)(f)		200	200,250
CIFI Holdings Group Co. Ltd., 5.50%, 01/23/22		200	186,986
Easy Tactic Ltd., 8.13%, 07/11/24		200	163,625
Howard Hughes Corp. (The), 5.38%, 03/15/25(b)		106	102,555
Kaisa Group Holdings Ltd., 11.95%, 10/22/22		200	172,375
Powerlong Real Estate Holdings Ltd., 7.13%, 11/08/22		200	179,654
Ronshine China Holdings Ltd., 8.95%, 01/22/23		200	184,950
Scenery Journey Ltd., 11.00%, 11/06/20		200	190,625
Sunac China Holdings Ltd., 7.50%, 02/01/24		200	179,850

Security	Par (000)		Value

Real Estate Management & Development (continued)
Vanke Real Estate Hong Kong Co. Ltd., 3.15%, 05/12/25	USD	200	$191,822
Yuzhou Properties Co. Ltd.:
6.00%, 10/25/23		200	164,516
8.50%, 02/26/24		200	177,625
Zhenro Properties Group Ltd., 8.70%, 08/03/22		200	161,334

			2,797,697

Road & Rail — 0.5%
Burlington Northern Santa Fe LLC:
6.15%, 05/01/37		11	14,330
5.05%, 03/01/41		85	102,166
4.95%, 09/15/41		25	30,403
4.40%, 03/15/42		85	96,503
Canadian Pacific Railway Co., 2.05%, 03/05/30		34	31,607
CSX Corp.:
4.25%, 03/15/29		233	261,168
6.15%, 05/01/37		15	18,499
4.30%, 03/01/48		286	313,437
4.75%, 11/15/48		55	63,317
4.50%, 03/15/49		44	50,601
4.25%, 11/01/66		59	58,718
Norfolk Southern Corp.:
3.85%, 01/15/24		33	34,349
3.65%, 08/01/25		86	88,803
2.90%, 06/15/26		242	246,963
2.55%, 11/01/29		6	5,804
4.84%, 10/01/41		30	35,095
4.45%, 06/15/45		45	49,858
4.10%, 05/15/49		25	26,694
3.40%, 11/01/49		161	156,232
4.05%, 08/15/52		87	93,400
Penske Truck Leasing Co. LP, 3.35%, 11/01/29(b)		20	19,981
Rumo Luxembourg SARL, 5.88%, 01/18/25(b) .		200	187,500
Union Pacific Corp.:
3.15%, 03/01/24		10	10,395
2.75%, 03/01/26		175	176,153
3.38%, 02/01/35		73	75,032
3.60%, 09/15/37		191	197,251
4.50%, 09/10/48		5	5,660
3.95%, 08/15/59		79	83,640
3.84%, 03/20/60(b)		137	142,988
3.75%, 02/05/70		220	226,891

			2,903,438

Semiconductors & Semiconductor Equipment — 0.8%
Applied Materials, Inc.:
5.10%, 10/01/35		30	40,365
4.35%, 04/01/47		43	54,840
Broadcom Corp., 3.88%, 01/15/27		964	920,975
Broadcom, Inc., 4.25%, 04/15/26(b)		381	374,564
KLA Corp.:
4.10%, 03/15/29		282	296,216
3.30%, 03/01/50		662	620,213
Lam Research Corp.:
3.75%, 03/15/26		280	297,006
4.88%, 03/15/49		88	113,494
NVIDIA Corp.:
3.20%, 09/16/26		543	604,568
2.85%, 04/01/30		110	114,798
3.50%, 04/01/50		164	178,322
3.70%, 04/01/60		84	93,894
NXP BV(b):
4.13%, 06/01/21		450	454,044
3.88%, 09/01/22		200	200,775

16

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Semiconductors & Semiconductor Equipment (continued)
4.63%, 06/01/23	USD	300	$308,780
3.88%, 06/18/26		30	29,184
5.55%, 12/01/28		53	59,652
4.30%, 06/18/29		261	267,467
QUALCOMM, Inc.:
4.80%, 05/20/45		71	92,764
4.30%, 05/20/47		128	153,596

			5,275,517

Software — 0.6%
Autodesk, Inc., 3.50%, 06/15/27		468	481,201
Microsoft Corp.:
3.50%, 02/12/35		331	389,255
4.20%, 11/03/35		91	113,323
3.45%, 08/08/36		241	268,502
3.75%, 05/01/43		58	67,508
3.70%, 08/08/46		80	96,035
Oracle Corp.:
2.65%, 07/15/26		385	392,928
3.90%, 05/15/35		501	541,624
3.85%, 07/15/36		103	108,298
3.80%, 11/15/37		84	86,533
3.60%, 04/01/40		395	395,038
3.60%, 04/01/50		790	790,020

			3,730,265

Specialty Retail — 0.1%
Home Depot, Inc. (The):
2.80%, 09/14/27		25	25,841
3.90%, 12/06/28		7	7,798
2.95%, 06/15/29		346	358,649
3.35%, 04/15/50		52	54,330
Lowe’s Cos., Inc.:
4.38%, 09/15/45		129	132,806
4.05%, 05/03/47		55	54,454

			633,878

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc.:
3.85%, 05/04/43		309	367,314
3.45%, 02/09/45		46	52,082
3.85%, 08/04/46		18	21,684
4.25%, 02/09/47		33	42,226
Dell International LLC(b):
6.02%, 06/15/26		12	12,385
4.90%, 10/01/26		263	258,842
8.10%, 07/15/36		190	218,313
Hewlett Packard Enterprise Co.(e):
3.60%, 10/15/20		2	2,003
4.40%, 10/15/22		20	20,383
6.35%, 10/15/45		56	66,457
HP, Inc., 6.00%, 09/15/41		45	48,453
Seagate HDD Cayman, 4.25%, 03/01/22		22	22,048

			1,132,190

Textiles, Apparel & Luxury Goods — 0.0%
Hanesbrands, Inc.(b):
4.63%, 05/15/24		96	95,040
4.88%, 05/15/26		20	19,602
NIKE, Inc., 3.38%, 03/27/50		90	98,181
Under Armour, Inc., 3.25%, 06/15/26		13	11,020
William Carter Co. (The), 5.63%, 03/15/27(b)		54	52,245

			276,088

Thrifts & Mortgage Finance — 0.1%(b)
BPCE SA, 2.70%, 10/01/29		491	465,318
Nationstar Mortgage Holdings, Inc.:
8.13%, 07/15/23		108	105,602

Security	Par (000)		Value

Thrifts & Mortgage Finance (continued)
9.13%, 07/15/26	USD	88	$79,640
Quicken Loans, Inc.:
5.75%, 05/01/25		105	104,475
5.25%, 01/15/28		107	104,625

			859,660

Tobacco — 0.5%
Altria Group, Inc.:
3.80%, 02/14/24		254	257,451
4.40%, 02/14/26		349	367,264
4.80%, 02/14/29		281	292,453
5.80%, 02/14/39		471	515,614
6.20%, 02/14/59		22	24,199
BAT Capital Corp.:
3.22%, 09/06/26		82	77,972
4.70%, 04/02/27		270	274,365
4.91%, 04/02/30		205	210,000
4.54%, 08/15/47		136	123,779
Philip Morris International, Inc., 1.45%, 08/01/39	EUR	200	174,894
Reynolds American, Inc.:
4.45%, 06/12/25	USD	272	273,625
5.85%, 08/15/45		355	381,323

			2,972,939

Trading Companies & Distributors — 0.2%
Beacon Roofing Supply, Inc., 4.88%, 11/01/25(b)		134	120,935
BOC Aviation Ltd., 3.00%, 09/11/29		200	192,105
H&E Equipment Services, Inc., 5.63%, 09/01/25		209	193,848
HD Supply, Inc., 5.38%, 10/15/26(b)		64	62,216
Herc Holdings, Inc., 5.50%, 07/15/27(b)		134	124,620
United Rentals North America, Inc.:
4.63%, 10/15/25		80	76,800
5.88%, 09/15/26		110	111,408
6.50%, 12/15/26		123	124,845
5.50%, 05/15/27		110	111,017
3.88%, 11/15/27		17	16,065
4.88%, 01/15/28		177	171,690
5.25%, 01/15/30		17	16,995

			1,322,544

Wireless Telecommunication Services — 0.3%
Millicom International Cellular SA, 6.63%, 10/15/26(b)		200	188,000
Sprint Corp.:
7.63%, 02/15/25		176	194,480
7.63%, 03/01/26		177	200,329
Sprint Spectrum Co. LLC, 3.36%, 09/20/21(b)(e)		297	295,142
Vodafone Group plc:
3.75%, 01/16/24		249	259,223
4.13%, 05/30/25		118	125,639
5.00%, 05/30/38		74	79,923
4.38%, 02/19/43		102	105,200
5.25%, 05/30/48		335	403,743
			1,851,679

Total Corporate Bonds — 32.1% (Cost: $211,223,601)			205,780,318

Floating Rate Loan Interests — 0.6%(k)

Air Freight & Logistics — 0.0%
XPO Logistics, Inc., Term Loan B, (LIBOR USD 3 Month + 2.00%), 3.61%, 02/24/25		269	254,065

17

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Banks — 0.1%
Goldman Sachs Bank USA, Term Loan, (LIBOR USD 6 Month + 1.90%), 3.45% - 3.60%, 09/17/22(c)	USD	353	$352,106

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan, (LIBOR USD 1 Month + 2.25%), 3.81%, 07/31/26(c)		44	40,895
Jeld-Wen, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.45%, 12/14/24		117	102,669

			143,564

Capital Markets — 0.0%
Goldman Sachs Lending Partners LLC, Term Loan, (LIBOR USD 6 Month + 1.75%), 3.45% - 3.60%, 09/17/22(c)		153	152,233

Construction Materials — 0.0%
Foundation Building Materials, Inc., 1st Lien Term Loan B, (LIBOR USD 1 Month + 3.00%), 3.99%, 08/13/25		133	114,982

Consumer Finance — 0.0%
Credito Realsab de CV., Term Loan, (LIBOR USD 6 Month + 3.75%), 5.45%, 11/06/21(c).		30	30,000

Diversified Financial Services — 0.0%
Triton Bidco, Term Loan B, (LIBOR USD 6 Month + 4.50%), 5.49%, 09/23/26		272	212,875

Health Care Providers & Services — 0.1%
Acadia Healthcare Co., Term Loan B2, (LIBOR USD 1 Month + 2.50%), 3.50%, 02/16/23		303	274,871
Select Medical Corp., Term Loan, (LIBOR USD 1 Month + 2.50%), 3.43%, 03/01/21(c)		45	42,257

			317,128

Hotels, Restaurants & Leisure — 0.0%
Aimbridge Acquisition, Inc., Term Loan B, (LIBOR USD 3 Month + 3.75%), 5.02%, 02/02/26(c)		156	109,090
Golden Nugget, Inc., 1st Lien Term Loan, (LIBOR USD 3 Month + 2.50%), 3.49% - 3.70%, 10/04/23		185	143,417

			252,507

Media — 0.0%
CSC Holdings LLC, Term Loan B, (LIBOR USD 1 Month + 2.50%), 3.11%, 04/15/27		181	172,549
Lamar Media Corp., 1st Lien Term Loan, (LIBOR USD 6 Month + 1.50%), 2.52%, 02/05/27		19	18,289

			190,838

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, Term Loan, (LIBOR USD 1 Month + 2.75%), 4.27%, 11/01/26		467	425,904

Pharmaceuticals — 0.1%
Grifols Worldwide Operations Ltd., Term Loan B, (LIBOR USD 3 Month + 2.00%), 2.68%, 11/15/27		287	270,156

Road & Rail — 0.0%
Genesee & Wyoming, Inc., Term Loan, (LIBOR USD 3 Month + 2.00%), 3.45%, 12/30/26		169	161,079

Security	Par (000)		Value

Thrifts & Mortgage Finance — 0.2%(c)
Caliber Home Loans, Inc., Term Loan, (LIBOR USD 6 Month + 3.25%), 4.69% - 4.94%, 04/24/21	USD	438	$436,995
Roundpoint Mortgage Servicing Corp., Term Loan, (LIBOR USD 1 Month + 3.38%), 5.04%, 08/08/20		562	563,197

			1,000,192

Total Floating Rate Loan Interests — 0.6% (Cost: $4,179,057)			3,877,629

Foreign Agency Obligations — 0.3%

Colombia — 0.0%
Ecopetrol SA, 7.38%, 09/18/43		77	76,299

India — 0.0%
Power Finance Corp. Ltd., 4.50%, 06/18/29		200	177,500

Mexico — 0.3%
Petroleos Mexicanos:
5.50%, 01/21/21		20	19,245
6.50%, 03/13/27		919	675,609
5.95%, 01/28/31(b)		12	8,280
6.63%, 06/15/35		127	84,964
7.69%, 01/23/50(b)		680	462,400
6.95%, 01/28/60(b)		337	227,475

			1,477,973

Total Foreign Agency Obligations — 0.3% (Cost: $2,495,401)			1,731,772

Foreign Government Obligations — 1.6%

Argentina — 0.0%
Argentine Republic:
5.88%, 01/11/28		335	93,800
5.25%, 01/15/28	EUR	132	37,169
7.13%, 07/06/36	USD	150	39,281
6.88%, 01/11/48		224	59,570

			229,820

Colombia — 0.1%
Republic of Colombia:
3.88%, 04/25/27		528	519,915
5.20%, 05/15/49		250	262,735
Titulos de Tesoreria, 7.25%, 10/18/34	COP	232,700	56,636

			839,286

Egypt — 0.1%
Arab Republic of Egypt:
15.90%, 07/02/24	EGP	550	36,128
16.10%, 05/07/29		5,041	335,686
5.63%, 04/16/30	EUR	117	98,110
6.38%, 04/11/31(b)		132	115,056

			584,980

Hungary — 0.1%
Hungary Government Bond, 5.38%, 03/25/24 .	USD	414	457,211

Indonesia — 0.2%
Pertamina Persero PT, 4.18%, 01/21/50		200	171,071
Republic of Indonesia:
4.10%, 04/24/28		470	479,841
6.63%, 05/15/33	IDR	1,064,000	56,397
7.50%, 06/15/35		6,138,000	352,624

18

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Indonesia (continued)
8.38%, 04/15/39	IDR	7,876,000	$477,823

			1,537,756

Israel — 0.0%
State of Israel Government Bond, 3.88%, 07/03/50	USD	214	219,885

Mexico — 0.2%
United Mexican States:
4.15%, 03/28/27		933	949,911
4.50%, 01/31/50		530	527,085

			1,476,996

Panama — 0.2%
Republic of Panama:
3.88%, 03/17/28		626	671,190
4.50%, 04/01/56		208	226,200

			897,390

Peru — 0.1%
Republic of Peru, 4.13%, 08/25/27		548	617,356

Philippines — 0.2%
Republic of Philippines, 3.00%, 02/01/28		1,010	1,052,238

Russia — 0.2%
Russian Federation:
4.38%, 03/21/29		400	428,000
8.50%, 09/17/31	RUB	45,715	662,617

			1,090,617

Sri Lanka — 0.0%
Democratic Socialist Republic of Sri Lanka, 7.55%, 03/28/30	USD	200	110,250

Ukraine — 0.1%
Ukraine Government Bond:
6.75%, 06/20/26	EUR	100	97,331
9.75%, 11/01/28	USD	391	380,859

			478,190

United Arab Emirates — 0.0%
United Arab Emirates Government Bond, 3.13%, 09/30/49		200	186,000

Uruguay — 0.1%
Oriental Republic of Uruguay:
4.38%, 10/27/27		333	358,665
5.10%, 06/18/50		120	136,762

			495,427

Total Foreign Government Obligations — 1.6% (Cost: $11,279,470)			10,273,402

		Shares

Investment Companies — 4.9%
BlackRock Allocation Target Shares-BATS Series A*		3,450,690	31,228,746

Total Investment Companies — 4.9% (Cost: $34,850,000)			31,228,746

Security	Par (000)		Value

Municipal Bonds — 4.5%
American Municipal Power, Inc. (Combined Hydroelectric Project):
Series 2010B, RB, 7.83%, 02/15/41	USD	50	$76,578
Series 2009B, RB, 6.45%, 02/15/44		30	41,723
Series 2010B, RB, 8.08%, 02/15/50		100	167,002
Arizona Health Facilities Authority (Banner Health), Series 2007B, RB, VRDN, 2.09%, 04/01/20(l)		35	32,187
Bay Area Toll Authority:
Series 2019F-1, RB, 2.43%, 04/01/26		285	297,380
Series 2010S-1, RB, 6.92%, 04/01/40		90	132,310
Series 2010S-1, RB, 7.04%, 04/01/50		410	674,327
Berks County Industrial Development Authority (Tower Health Project), Series 2017, RB, 5.00%, 11/01/47		60	65,725
California Health Facilities Financing Authority (Cedars- Sinai Medical Center):
Series 2019, RB, 2.93%, 06/01/32		40	39,078
Series 2016A, RB, 5.00%, 08/15/33		40	48,123
Series 2017A, RB, 5.00%, 08/15/47		60	67,690
California State Public Works Board (Various Capital Projects), Series 2009G, Sub-Series G-2, RB, 8.36%, 10/01/34		35	53,124
California State University, Series 2020B, RB, 2.98%, 11/01/51		380	369,390
Canaveral Port Authority:
Series 2018A, RB, 5.00%, 06/01/45		80	90,682
Series 2018B, RB, 5.00%, 06/01/48		80	91,886
Central Puget Sound Regional Transit Authority, Series 2015S-1, RB, 5.00%, 11/01/50		60	69,439
Chesapeake Bay Bridge & Tunnel District (Parallel Thimble Shoal Tunnel Project), Series 2016, RB, 5.00%, 07/01/51		25	27,738
City of Atlanta, Series 2015, RB, 5.00%, 11/01/40		30	34,767
City of New York:
Series 2019D, Sub-Series D-2, GO, 3.76%, 12/01/27		115	126,025
Series 2019A, Sub-Series A-3, GO, 2.85%, 08/01/31		220	211,662
Series 2019A, Sub-Series A-3, GO, 2.90%, 08/01/32		370	363,773
Series 2010F-1, GO, 6.27%, 12/01/37		85	111,883
Series 2018F, Sub-Series F-1, GO, 5.00%, 04/01/43		375	456,866
City of Riverside, Series 2010A, RB, 7.61%, 10/01/40		50	78,575
City of San Antonio Electric & Gas Systems:
Series 2010A, RB, 5.72%, 02/01/41		120	162,704
Series 2010A, RB, 5.81%, 02/01/41		160	221,200
Colorado Health Facilities Authority (Catholic Health Initiatives):
Series 2011A, RB, 5.25%, 02/01/31(m)		25	25,841
Series 2019A-2, RB, 5.00%, 08/01/44		120	129,038
Commonwealth Financing Authority:
Series 2018A, RB, 3.86%, 06/01/38		40	45,505
Series 2016A, RB, 4.14%, 06/01/38		60	73,574
Series 2019A, RB, 3.81%, 06/01/41		660	773,665
Commonwealth of Massachusetts:
Series 2009E, GO, 5.46%, 12/01/39		15	19,750
Series 2019H, GO, 2.90%, 09/01/49		80	74,914
Connecticut State Health & Educational Facilities Authority (Hartford Healthcare Corp.):
Series 2015F, RB, 5.00%, 07/01/45		60	66,923

19

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds (continued)
Series 2015L, RB, 5.00%, 07/01/45	USD	90	$102,892
Contra Costa Community College District, Series 2010B, GO, 6.50%, 08/01/34		10	13,647
County of Broward Airport System:
Series 2019C, RB, 2.81%, 10/01/31		65	65,809
Series 2019C, RB, 2.91%, 10/01/32		60	61,106
County of Miami-Dade:
Series 2017D, RB, 3.35%, 10/01/29		20	21,527
Series 2019E, RB, 2.53%, 10/01/30		235	239,054
Series 2017D, RB, 3.45%, 10/01/30		35	37,747
Series 2017D, RB, 3.50%, 10/01/31		30	32,329
Series 2018C, RB, 4.06%, 10/01/31		55	60,567
Series 2015A, RB, 5.00%, 10/01/38		10	11,082
Series 2017B, RB, 5.00%, 10/01/40		60	67,372
Dallas Area Rapid Transit:
Series 2016A, RB, 5.00%, 12/01/41		60	70,370
Series 2016A, RB, 5.00%, 12/01/46		90	104,841
Dallas/Fort Worth International Airport, Series 2019A-2, RB, 3.14%, 11/01/45		100	98,813
DuBois Hospital Authority (Penn Highlands Healthcare), Series 2018, RB, 5.00%, 07/15/43		60	68,572
Dutchess County Local Development Corp. (Health Quest Systems, Inc. Project), Series 2016B, RB, 5.00%, 07/01/46		100	111,885
Foothill-Eastern Transportation Corridor Agency, Series 2019A, RB, 4.09%, 01/15/49		60	59,438
Grant County Public Utility District No. 2 (The Priest Rapids Project), Series 2015M, RB, 4.58%, 01/01/40		15	17,814
Great Lakes Water Authority Water Supply System, Series 2016C, RB, 5.25%, 07/01/33		20	24,009
Health & Educational Facilities Authority (Saint Luke’s Health System, Inc.):
Series 2016, RB, 5.00%, 11/15/29		25	29,424
Series 2020A, RB, 3.23%, 05/15/50(n)		100	103,367
Idaho Health Facilities Authority (Trinity Health Credit Group), Series 2017A, RB, 5.00%, 12/01/47		50	57,122
Indiana Finance Authority (CWA Authority Project):
Series 2015A, RB, 5.00%, 10/01/45		130	148,581
Series 2016A, RB, 5.00%, 10/01/46		420	481,555
Indiana Housing & Community Development Authority, Series 2018A, RB, 3.80%, 07/01/38		30	31,816
JobsOhio Beverage System:
Series 2013B, RB, 3.99%, 01/01/29		340	374,051
Series 2020B, RB, 2.83%, 01/01/38		55	53,611
Lexington County Health Services District, Inc., Series 2016, RB, 5.00%, 11/01/41		30	34,146
Los Angeles Community College District, Series 2010E, GO, 6.60%, 08/01/42		110	170,786
Los Angeles Unified School District, Series 2010I, GO, 6.76%, 07/01/34		375	509,258
Louisiana Public Facilities Authority, Series 2018E, RB, 5.00%, 07/01/48		50	57,750
Maryland Health & Higher Educational Facilities Authority:
Series 2015, RB, 5.00%, 08/15/25		80	91,701
Series 2015, RB, 5.00%, 08/15/27		50	57,202
Massachusetts Bay Transportation Authority, Series 2005A, RB, 5.00%, 07/01/31		40	53,991

Security	Par (000)		Value

Municipal Bonds (continued)
Massachusetts Development Finance Agency (Partners Healthcare System Issue):
Series 2018J-2, RB, 5.00%, 07/01/43	USD	80	$92,036
Series 2017L, RB, 5.00%, 07/01/44		100	110,861
Series 2016Q, RB, 5.00%, 07/01/47		50	56,847
Series 2018J-2, RB, 5.00%, 07/01/48		70	80,078
Massachusetts Housing Finance Agency:
Series 2014B, RB, 4.50%, 12/01/39		25	25,964
Series 2014B, RB, 4.60%, 12/01/44		40	42,370
Series 2015A, RB, 4.50%, 12/01/48		40	41,846
Massachusetts School Building Authority:
Series 2019B, RB, 2.87%, 10/15/31		275	281,408
Series 2019B, RB, 2.97%, 10/15/32		170	173,793
Massachusetts Water Resources Authority, Series 2016C, RB, 5.00%, 08/01/40		30	35,381
Metropolitan Atlanta Rapid Transit Authority, Series 2015A, RB, 5.00%, 07/01/41		110	128,561
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board (Vanderbilt University Medical Center):
Series 2016A, RB, 5.00%, 07/01/40		40	44,236
Series 2016A, RB, 5.00%, 07/01/46		60	65,604
Metropolitan Transportation Authority:
Series 2010A, RB, 6.67%, 11/15/39		55	73,337
Series 2009C, RB, 7.34%, 11/15/39		120	170,806
Series 2019C, RB, 5.00%, 11/15/41		80	96,238
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement Project), Series 2009D, RB, 7.46%, 10/01/46		30	41,409
Michigan Finance Authority (Henry Ford Health System):
Series 2016, RB, 5.00%, 11/15/28		50	58,265
Series 2016, RB, 5.00%, 11/15/41		30	33,949
Series 2017A-MI, RB, 5.00%, 12/01/47(m)		120	131,926
Michigan State Housing Development Authority:
Series 2018B, RB, 3.55%, 10/01/33		30	32,170
Series 2018A, RB, 4.00%, 10/01/43		30	32,104
Series 2018A, RB, 4.05%, 10/01/48		20	21,419
Series 2018A, RB, 4.15%, 10/01/53		80	85,762
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Corp.), Series 2016A, RB, 5.00%, 09/01/46		60	65,331
Municipal Electric Authority of Georgia (Plant Vogtle Units 3&4 Units Project):
Series 2010A, RB, 6.64%, 04/01/57		40	52,862
Series 2010A, RB, 6.66%, 04/01/57		75	98,627
New Hope Cultural Education Facilities Finance Corp. (Children’s Health System of Texas Project), Series 2017A, RB, 5.00%, 08/15/47		60	69,085
New Jersey Transportation Trust Fund Authority:
Series 2010C, RB, 5.75%, 12/15/28		140	164,843
Series 2019B, RB, 4.13%, 06/15/42		95	93,339
New Jersey Turnpike Authority, Series 2009F, RB, 7.41%, 01/01/40		565	824,047
New Orleans Aviation Board (North Terminal Project), Series 2015B, RB, 5.00%, 01/01/40		50	54,197
New York City Housing Development Corp.:
Series 2018C-1-A, RB, 3.70%, 11/01/38		40	42,315
Series 2018C-1-B, RB, 3.85%, 11/01/43		110	116,041
Series 2018C-1-A, RB, 4.00%, 11/01/53		120	127,727

20

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds (continued)
New York City Transitional Finance Authority Future Tax Secured:
Series 2018, Sub-Series C-4, RB, 3.55%, 05/01/25	USD	170	$182,611
Series 2014A, Sub-Series A-2, RB, 3.75%, 11/01/25		165	174,862
Series 2017F, Sub-Series F-2, RB, 3.05%, 05/01/27		160	167,850
Series 2019C, Sub-Series C-3, RB, 3.35%, 11/01/30		255	267,227
Series 2019B, Sub-Series B-3, RB, 3.90%, 08/01/31		210	226,874
New York City Water & Sewer System:
Series 2010AA, RB, 5.75%, 06/15/41		10	14,172
Series 2010EE, RB, 6.01%, 06/15/42		25	36,488
Series 2020AA, RB, 5.38%, 06/15/43(m)		135	139,337
Series 2020AA, RB, 5.38%, 06/15/43		65	66,780
Series 2011AA, RB, 5.44%, 06/15/43		120	165,154
Series 2011EE, RB, 5.50%, 06/15/43(m)		240	247,764
Series 2011CC, RB, 5.88%, 06/15/44		40	58,232
New York Convention Center Development Corp., Series 2015, RB, 5.00%, 11/15/40		30	33,727
New York State Dormitory Authority:
Series 2010H, RB, 5.39%, 03/15/40		60	78,503
Series 2019F, RB, 3.19%, 02/15/43		160	161,354
Series 2019B, RB, 3.14%, 07/01/43		120	121,584
New York State Urban Development Corp.:
Series 2019B, RB, 3.25%, 03/15/25		100	105,165
Series 2019B, RB, 3.35%, 03/15/26		395	418,542
Series 2019B, RB, 2.35%, 03/15/27		230	230,715
Series 2017D, RB, 3.32%, 03/15/29		140	147,937
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment Project):
Series 2016A, RB, 5.00%, 07/01/46		30	30,473
Series 2016A, RB, 5.25%, 01/01/50		340	353,056
Orange County Local Transportation Authority, Series 2010A, RB, 6.91%, 02/15/41		75	113,926
Oregon School Boards Association:
Series 2005A, GO, 4.76%, 06/30/28		220	230,058
Series 2002B, GO, 5.55%, 06/30/28		290	324,174
Series 2003B, GO, 5.68%, 06/30/28		210	256,421
Pennsylvania Turnpike Commission:
Series 2016A-1, RB, 5.00%, 12/01/46		50	56,847
Series 2018B, RB, 5.00%, 12/01/48		90	105,961
Port Authority of New York & New Jersey:
Series 165, RB, 5.65%, 11/01/40		95	122,853
Series 181, RB, 4.96%, 08/01/46		170	198,732
Series 174, RB, 4.46%, 10/01/62		95	104,838
Port of Seattle, Series 2018A, RB, 5.00%, 05/01/43		30	33,252
Regents of the University of California Medical Center Pooled, Series 2009F, RB, 6.58%, 05/15/49		55	78,017
Royal Oak Hospital Finance Authority (William
Beaumont Hospital Obligated Group), Series 2014D, RB, 5.00%, 09/01/39		40	44,366
Rutgers The State University of New Jersey, Series 2019R, RB, 3.27%, 05/01/43		175	173,770
Sacramento County Sanitation Districts
Financing Authority, Series 2035B, RB, VRDN, 1.59%, 06/01/20(l)		330	311,262
Sacramento Municipal Utility District, Series 2010W, RB, 6.16%, 05/15/36		1,045	1,418,619

Security	Par (000)		Value

Municipal Bonds (continued)
Salt River Project Agricultural Improvement & Power District, Series 2015A, RB, 5.00%, 12/01/45	USD	180	$208,184
San Antonio Water System, Series 2015B, RB, 5.00%, 05/15/39		30	34,893
San Diego Public Facilities Financing Authority, Series 2016A, RB, 5.00%, 05/15/39		50	59,687
San Jose Redevelopment Agency Successor Agency, Series 2017A-T, 3.18%, 08/01/26 .		85	87,434
South Carolina Public Service Authority:
Series 2016D, RB, 2.39%, 12/01/23		257	260,981
Series 2012E, RB, 3.72%, 12/01/23		65	69,025
Series 2010C, RB, 6.45%, 01/01/50		136	211,694
State of California:
Series 2019, GO, 2.65%, 04/01/26		425	443,483
Series 2009, GO, 7.50%, 04/01/34		60	91,675
Series 2018, GO, 4.60%, 04/01/38		815	889,141
Series 2009, GO, 7.55%, 04/01/39		85	139,062
Series 2009, GO, 7.30%, 10/01/39		85	131,296
Series 2009, GO, 7.35%, 11/01/39		340	533,501
State of Colorado, Series 2018N, COP, 5.00%, 03/15/38		1,030	1,256,260
State of Connecticut:
Series 2017A, GO, 3.31%, 01/15/26		155	166,036
Series 2008A, GO, 5.85%, 03/15/32		210	258,460
State of Illinois, Series 2003, GO, 5.10%, 06/01/33		580	577,349
State of Minnesota, Series 2018A, GO, 5.00%, 08/01/36		170	213,030
State of New York, Series 2019B, GO, 2.80%, 02/15/32		205	203,171
State of Oregon, Series 2003, GO, 5.89%, 06/01/27		335	390,925
State of Texas, Series 2009A, GO, 5.52%, 04/01/39		405	549,759
State of Washington:
Series 2016A-1, GO, 5.00%, 08/01/40		100	116,726
Series 2018B, GO, 5.00%, 08/01/40		40	48,447
Sumter Landing Community Development District, Series 2016, RB, 4.17%, 10/01/47		100	105,405
Tennessee Housing Development Agency (Residential Finance Program):
Series 2018-3, RB, 3.75%, 07/01/38		30	32,211
Series 2018-3, RB, 3.85%, 07/01/43		20	21,375
Series 2018-3, RB, 3.95%, 01/01/49		10	10,642
Texas A&M University, Series 2017B, RB, 2.84%, 05/15/27		75	78,909
Texas Municipal Gas Acquisition & Supply Corp. I, Series 2008D, RB, 6.25%, 12/15/26		30	33,264
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, RB, 5.00%, 06/30/58		290	309,340
Tobacco Settlement Finance Authority, Series 2007A, RB, 7.47%, 06/01/47		125	120,436
TSASC, Inc., Series 2017A, RB, 5.00%, 06/01/41		60	62,798
University of California:
Series 2019BD, RB, 3.35%, 07/01/29		470	510,998
Series 2013AJ, RB, 4.60%, 05/15/31		300	349,860
Series 2009R, RB, 5.77%, 05/15/43		180	236,765
Series 2012AD, RB, 4.86%, 05/15/12		20	26,619
Virginia Small Business Financing Authority (Transform 66 P3 Project):
Series 2017, RB, 5.00%, 12/31/52		90	91,058

21

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Municipal Bonds (continued)
Series 2017, RB, 5.00%, 12/31/56	USD	80	$80,662
West Virginia Hospital Finance Authority (West Virginia United Health System Obligated Group):
Series 2016A, RB, 5.00%, 06/01/20		30	30,158
Series 2016A, RB, 5.00%, 06/01/21		30	31,114
Series 2016A, RB, 5.00%, 06/01/22		30	32,031
Series 2016A, RB, 5.00%, 06/01/23		25	27,418
Series 2016A, RB, 5.00%, 06/01/24		25	28,099

Total Municipal Bonds — 4.5% (Cost: $27,725,968)			28,669,950

Non-Agency Mortgage-Backed Securities — 3.0%

Collateralized Mortgage Obligations — 1.1%
Alternative Loan Trust:
Series 2005-22T1, Class A1, 1.30%, 06/25/35(d)		141	97,236
Series 2005-72, Class A3, 1.55%, 01/25/36(d)		68	55,343
Series 2005-76, Class 2A1, 2.97%, 02/25/36(d)		24	19,440
Series 2006-11CB, Class 3A1, 6.50%, 05/25/36		61	42,867
Series 2006-15CB, Class A1, 6.50%, 06/25/36		10	6,669
Series 2006-OA14, Class 1A1, 3.70%, 11/25/46(d)		84	61,295
Series 2006-OA16, Class A4C, 1.29%, 10/25/46(d)		143	83,138
Series 2006-OA8, Class 1A1, 1.14%, 07/25/46(d)		13	9,401
Series 2006-OC10, Class 2A3, 1.18%, 11/25/36(d)		55	35,609
Series 2006-OC7, Class 2A3, 1.20%, 07/25/46(d)		82	62,646
Series 2007-3T1, Class 1A1, 6.00%, 04/25/37		12	7,665
Series 2007-OA3, Class 1A1, 1.09%, 04/25/47(d)		23	18,544
American Home Mortgage Assets Trust(d):
Series 2006-3, Class 2A11, 2.91%, 10/25/46		63	45,084
Series 2006-4, Class 1A12, 1.16%, 10/25/46		74	43,421
Series 2006-5, Class A1, 2.89%, 11/25/46		123	48,499
Series 2007-1, Class A1, 2.67%, 02/25/47		64	27,746
APS Resecuritization Trust(b)(d):
Series 2016-1, Class 1MZ, 4.21%, 07/31/57		250	83,570
Series 2016-3, Class 3A, 3.80%, 09/27/46		181	172,151
Series 2016-3, Class 4A, 3.55%, 04/27/47		34	32,634
Banc of America Funding Trust, Series 2016- R2, Class 1A1, 4.70%, 05/01/33(b)(d)		84	78,487
Bear Stearns Mortgage Funding Trust(d):
Series 2006-SL1, Class A1, 1.23%, 08/25/36		49	46,071
Series 2007-AR2, Class A1, 1.12%, 03/25/37		153	129,291
Series 2007-AR3, Class 1A1, 1.09%, 03/25/37		17	13,714
Series 2007-AR4, Class 1A1, 1.15%, 09/25/47		65	56,453
Series 2007-AR4, Class 2A1, 1.16%, 06/25/37		22	18,747
Chase Mortgage Finance Trust, Series 2007- S6, Class 1A1, 6.00%, 12/25/37		857	554,283
CHL Mortgage Pass-Through Trust:
Series 2006-OA4, Class A1, 2.93%, 04/25/46(d)		152	61,515

Security	Par (000)			Value

Collateralized Mortgage Obligations (continued)
Series 2006-OA5, Class 3A1, 1.15%, 04/25/46(d)	USD	25		$20,385
Series 2007-15, Class 2A2, 6.50%, 09/25/37		223		134,733
Citicorp Mortgage Securities Trust:
Series 2007-9, Class 1A1, 6.25%, 12/25/37		63		51,586
Series 2008-2, Class 1A1, 6.50%, 06/25/38		93		74,474
Credit Suisse Mortgage Capital Certificates(b):
Series 2009-12R, Class 3A1, 6.50%, 10/27/37		281		143,576
Series 2019-RPL4, Class A1, 3.55%, 08/26/58		379		393,370
CSFB Mortgage-Backed Pass-Through Certificates, Series 2005-10, Class 10A1, 2.30%, 11/25/35(d)		45		9,127
CSMC Trust(b)(d):
Series 2009-5R, Class 4A4, 4.01%, 06/25/36		65		51,533
Series 2014-11R, Class 16A1, 3.94%, 09/27/47		42		39,727
Series 2015-6R, Class 5A1, 1.99%, 03/27/36		—	(o)	428
Series 2015-6R, Class 5A2, 1.99%, 03/27/36		60		47,234
Series 2019-JR1, Class A1, 4.10%, 09/27/66		1,501		1,487,006
Deutsche Alt-A Securities Mortgage Loan Trust, Series 2007-OA4, Class A2A, 1.12%, 08/25/47(d)		142		84,864
Deutsche Alt-B Securities Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.36%, 07/25/36(d)		11		9,706
GreenPoint Mortgage Funding Trust, Series 2006-AR2, Class 4A1, 3.97%, 03/25/36(d)		25		21,936
GSMPS Mortgage Loan Trust(b)(d):
Series 2005-RP1, Class 1AF, 1.30%, 01/25/35		47		38,797
Series 2005-RP2, Class 1AF, 1.30%, 03/25/35		55		45,840
Series 2006-RP1, Class 1AF1, 1.30%, 01/25/36		42		31,895
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 01/25/37		10		10,704
HarborView Mortgage Loan Trust, Series 2007- 4, Class 2A2, 1.00%, 07/19/47(d)		158		116,865
IndyMac INDX Mortgage Loan Trust(d):
Series 2007-AR19, Class 3A1, 3.61%, 09/25/37		83		51,851
Series 2007-FLX5, Class 2A2, 1.19%, 08/25/37		147		110,300
Lehman XS Trust, Series 2007-20N, Class A1, 2.10%, 12/25/37(d)		29		23,544
LSTAR Securities Investment Trust, Series 2019-1, Class A1, 3.28%, 03/01/24(b)(d)		129		127,055
MASTR Resecuritization Trust, Series 2008-3, Class A1, 2.06%, 08/25/37(b)(d)		26		15,118
MCM Trust(b):
Series 2018-NPL1, Class A, 4.00%, 05/28/58		53		53,189
Series 2018-NPL2, Class A, 4.00%, 10/25/28(c)(e)		374		377,713
Series 2018-NPL2, Class B, 0.00%, 10/25/28(c)		746		239,122
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR2, Class A2, 1.16%, 04/25/37(d)		205		155,063
Mortgage Loan Resecuritization Trust, Series 2009-RS1, Class A85, 1.92%, 04/16/36(b)(d)		383		309,188

22

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Collateralized Mortgage Obligations (continued)
New Residential Mortgage Loan Trust, Series 2019-2A, Class A1, 4.25%, 12/25/57(b)(d)	USD	89	$90,366
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2007-2, Class A4, 1.37%, 06/25/37(d)		16	11,516
RALI Trust, Series 2007-QH9, Class A1, 3.20%, 11/25/37(d)		36	25,313
Reperforming Loan REMIC Trust, Series 2005- R3, Class AF, 1.35%, 09/25/35(b)(d)		5	4,670
Seasoned Credit Risk Transfer Trust(d):
Series 2017-3, Class M2, 4.75%, 07/25/56(b)		100	86,639
Series 2018-1, Class BX, 3.98%, 05/25/57.		20	8,799
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-3, Class 4A, 3.86%, 04/25/36(d)		67	46,764
Structured Asset Mortgage Investments II Trust(d):
Series 2006-AR4, Class 3A1, 1.14%, 06/25/36		92	72,566
Series 2006-AR5, Class 2A1, 1.16%, 05/25/46		57	44,400
WaMu Mortgage Pass-Through Certificates Trust, Series 2005-AR2, Class B1, 1.48%, 01/25/45(d)		92	50,709
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust:
Series 2006-4, Class 1A1, 6.00%, 04/25/36		86	78,075
Series 2006-4, Class 3A1, 6.50%, 05/25/36(e)		41	34,633

			6,741,898

Commercial Mortgage-Backed Securities — 1.7%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 06/05/37(b)(d)		200	149,865
280 Park Avenue Mortgage Trust(b)(d):
Series 2017-280P, Class D, 2.24%, 09/15/34		100	87,238
Series 2017-280P, Class E, 2.82%, 09/15/34		150	126,728
AOA Mortgage Trust, Series 2015-1177, Class C, 3.01%, 12/13/29(b)(d)		100	99,010
Ashford Hospitality Trust, Series 2018-ASHF, Class D, 2.80%, 04/15/35(b)(d)		19	15,831
BAMLL Commercial Mortgage Securities Trust(b) (d):
Series 2015-200P, Class F, 3.60%, 04/14/33		300	219,408
Series 2016-ISQ, Class E, 3.61%, 08/14/34		200	135,971
Series 2017-SCH, Class CL, 2.20%, 11/15/32		100	86,320
Series 2017-SCH, Class DL, 2.70%, 11/15/32		100	79,754
Series 2018-DSNY, Class D, 2.40%, 09/15/34		650	508,907
Bancorp Commercial Mortgage Trust (The), Series 2018-CR3, Class A, 1.55%, 01/15/33(b)(d)		37	34,535
Bayview Commercial Asset Trust(b)(d):
Series 2005-2A, Class A1, 1.26%, 08/25/35		49	39,743
Series 2005-4A, Class A1, 1.25%, 01/25/36		44	38,526
Series 2005-4A, Class M1, 1.40%, 01/25/36		32	28,195
Series 2006-1A, Class A2, 1.31%, 04/25/36		11	8,301
Series 2006-3A, Class A1, 1.20%, 10/25/36		20	16,172
Series 2006-3A, Class A2, 1.25%, 10/25/36		16	13,307
Series 2007-2A, Class A1, 1.22%, 07/25/37		31	25,823
Series 2007-4A, Class A1, 1.40%, 09/25/37		155	114,867
BBCMS Mortgage Trust, Series 2018-TALL, Class A, 1.43%, 03/15/37(b)(d)		35	32,459

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 08/10/35(b)	USD	100	$97,916
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-T26, Class AM, 5.44%, 01/12/45(d)		29	26,610
Benchmark Mortgage Trust, Series 2019-B10, Class 3CCA, 3.90%, 03/15/62(b)(d)		148	103,172
BHMS, Series 2018-ATLS, Class A, 1.95%, 07/15/35(b)(d)		140	117,122
BWAY Mortgage Trust(b):
Series 2013-1515, Class A2, 3.45%, 03/10/33		150	153,658
Series 2013-1515, Class C, 3.45%, 03/10/33		105	98,554
BX Commercial Mortgage Trust, Series 2018- IND, Class H, 3.70%, 11/15/35(b)(d)		371	268,811
BXP Trust(b)(d):
Series 2017-CC, Class D, 3.55%, 08/13/37		60	50,978
Series 2017-CC, Class E, 3.55%, 08/13/37		110	70,637
Series 2017-GM, Class D, 3.42%, 06/13/39		200	190,914
Series 2017-GM, Class E, 3.42%, 06/13/39		50	43,766
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 2.45%, 12/15/37(b)(d)		218	199,318
CCRESG Commercial Mortgage Trust, Series 2016-HEAT, Class D, 5.49%, 04/10/29(b)(d) .		20	19,308
CD Mortgage Trust:
Series 2006-CD3, Class AM, 5.65%, 10/15/48		18	18,761
Series 2017-CD3, Class A4, 3.63%, 02/10/50		30	32,086
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A3, 3.87%, 01/10/48		10	10,502
CFK Trust, Series 2019-FAX, Class D, 4.64%, 01/15/39(b)(d)		126	117,904
CGDBB Commercial Mortgage Trust(b)(d):
Series 2017-BIOC, Class A, 1.49%, 07/15/32		174	155,662
Series 2017-BIOC, Class D, 2.30%, 07/15/32		100	89,556
Series 2017-BIOC, Class E, 2.85%, 07/15/32		247	206,636
Citigroup Commercial Mortgage Trust(d):
Series 2016-GC37, Class C, 4.92%, 04/10/49		20	17,221
Series 2016-P3, Class C, 4.89%, 04/15/49.		10	8,581
Commercial Mortgage Trust:
Series 2005-C6, Class F, 5.73%, 06/10/44(b) (d)		74	73,216
Series 2014-CR14, Class A4, 4.24%, 02/10/47(d)		30	31,973
Series 2014-CR16, Class A4, 4.05%, 04/10/47		177	187,300
Series 2014-CR17, Class A5, 3.98%, 05/10/47		59	61,965
Series 2014-CR19, Class A5, 3.80%, 08/10/47		50	52,631
Series 2014-LC15, Class A4, 4.01%, 04/10/47		50	53,144
Series 2014-UBS4, Class C, 4.64%, 08/10/47(d)		50	44,224
Series 2015-CR25, Class A4, 3.76%, 08/10/48		100	105,511
Series 2015-LC19, Class A4, 3.18%, 02/10/48		59	61,274
Series 2015-LC21, Class C, 4.36%, 07/10/48(d)		150	127,507

23

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2016-667M, Class D, 3.18%, 10/10/36(b)(d)	USD	100	$83,921
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A4, 3.50%, 06/15/57		50	51,782
CSMC Trust(b):
Series 2017-PFHP, Class A, 1.65%, 12/15/30(d)		60	50,731
Series 2017-TIME, Class A, 3.65%, 11/13/39		100	81,967
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(b)(d)		100	58,853
DBUBS Mortgage Trust(b):
Series 2017-BRBK, Class A, 3.45%, 10/10/34		140	138,212
Series 2017-BRBK, Class E, 3.53%, 10/10/34(d)		310	239,123
Series 2017-BRBK, Class F, 3.53%, 10/10/34(d)		80	56,285
Eleven Madison Trust Mortgage Trust, Series 2015-11MD, Class A, 3.55%, 09/10/35(b)(d) .		100	98,847
Exantas Capital Corp. Ltd.(b)(d):
Series 2018-RSO6, Class A, 1.63%, 06/15/35		9	8,606
Series 2019-RSO7, Class AS, 2.30%, 04/15/36		160	147,472
GPMT Ltd., Series 2018-FL1, Class A, 1.67%, 11/21/35(b)(d)		26	24,340
GRACE Mortgage Trust, Series 2014-GRCE, Class F, 3.59%, 06/10/28(b)(d)		330	325,314
GS Mortgage Securities Corp. II, Series 2005- ROCK, Class A, 5.37%, 05/03/32(b)		100	106,503
GS Mortgage Securities Corp. Trust(b):
Series 2017-500K, Class D, 2.00%, 07/15/32(d)		10	8,852
Series 2017-500K, Class E, 2.20%, 07/15/32(d)		20	17,530
Series 2017-500K, Class F, 2.50%, 07/15/32(d)		110	91,249
Series 2017-GPTX, Class A, 2.86%, 05/10/34		100	97,123
GS Mortgage Securities Trust:
Series 2015-GC32, Class C, 4.43%, 07/10/48(d)		30	25,543
Series 2017-GS6, Class A3, 3.43%, 05/10/50		150	152,590
Series 2017-GS7, Class A4, 3.43%, 08/10/50		76	78,520
Series 2017-GS7, Class D, 3.00%, 08/10/50(b)		20	13,223
HMH Trust, Series 2017-NSS, Class A, 3.06%, 07/05/31(b)		110	102,922
IMT Trust(b):
Series 2017-APTS, Class AFX, 3.48%, 06/15/34		100	98,442
Series 2017-APTS, Class EFX, 3.50%, 06/15/34(d)		100	83,617
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C21, Class A5, 3.77%, 08/15/47		50	52,788
Series 2015-C33, Class D1, 4.12%, 12/15/48(b)(d)		100	75,426
JPMCC Commercial Mortgage Securities Trust:
Series 2017-JP5, Class D, 4.63%, 03/15/50(b)(d)		100	80,137
Series 2017-JP7, Class B, 4.05%, 09/15/50		10	9,957

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
JPMorgan Chase Commercial Mortgage Securities Trust:
Series 2012-CBX, Class A4FL, 2.10%, 06/15/45(b)(d)	USD	95	$95,894
Series 2014-C20, Class A5, 3.80%, 07/15/47		70	73,893
Series 2015-JP1, Class D, 4.24%, 01/15/49(d)		50	38,730
Series 2015-UES, Class D, 3.62%, 09/05/32(b)(d)		130	127,346
Series 2015-UES, Class E, 3.62%, 09/05/32(b)(d)		100	96,941
Series 2016-NINE, Class A, 2.85%, 09/06/38(b)(d)		150	153,510
Lehman Brothers Small Balance Commercial Mortgage Trust, Series 2007-1A, Class 1A, 1.77%, 03/25/37(b)(d)		30	28,228
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.14%, 04/20/48(b)(d)		100	99,018
Madison Avenue Trust, Series 2013-650M, Class D, 4.03%, 10/12/32(b)(d)		101	99,819
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2014-C16, Class A5, 3.89%, 06/15/47		140	145,723
Series 2015-C26, Class D, 3.06%, 10/15/48(b)		26	18,903
Morgan Stanley Capital I Trust:
Series 2007-T27, Class AJ, 5.95%, 06/11/42(d)		63	62,809
Series 2015-MS1, Class D, 4.03%, 05/15/48(b)(d)		100	78,202
Series 2017-CLS, Class F, 3.30%, 11/15/34(b) (d)		211	177,717
Series 2017-H1, Class D, 2.55%, 06/15/50(b)		140	89,704
Series 2019-AGLN, Class D, 2.45%, 03/15/34(b)(d)		150	126,217
Series 2019-AGLN, Class F, 3.30%, 03/15/34(b)(d)		150	116,250
Natixis Commercial Mortgage Securities Trust, Series 2018-FL1, Class MCR1, 4.01%, 06/15/35(b)(d)		85	78,247
Olympic Tower Mortgage Trust, Series 2017-
OT, Class E, 3.95%, 05/10/39(b)(d)		190	127,489
PFP Ltd.(b)(d):
Series 2019-5, Class A, 1.67%, 04/14/36		63	57,333
Series 2019-5, Class AS, 2.12%, 04/14/36		40	35,997
Prima Capital CRE Securitization Ltd., Series 2015-4A, Class C, 4.00%, 08/24/49(b)(c)		100	102,880
USDC, Series 2018-USDC, Class E, 4.49%, 05/13/38(b)(d)		50	41,406
Velocity Commercial Capital Loan Trust(d):
Series 2016-2, Class M4, 7.23%, 10/25/46		100	90,080
Series 2017-2, Class M3, 4.24%, 11/25/47(b)		140	112,865
Series 2017-2, Class M4, 5.00%, 11/25/47(b)		70	55,967
Wells Fargo Commercial Mortgage Trust:
Series 2015-C27, Class C, 3.89%, 02/15/48		20	16,696
Series 2015-C31, Class A4, 3.70%, 11/15/48		50	52,129
Series 2015-NXS2, Class A5, 3.77%, 07/15/58(d)		110	114,871
Series 2015-NXS4, Class A4, 3.72%, 12/15/48		20	20,941
Series 2015-P2, Class A4, 3.81%, 12/15/48		70	73,439
Series 2015-P2, Class D, 3.24%, 12/15/48(b)		78	56,824
Series 2017-C39, Class D, 4.35%, 09/15/50(b)(d)		83	60,736
Series 2017-C41, Class D, 2.60%, 11/15/50(b)(d)		60	37,656

24

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Series 2017-HSDB, Class A, 1.65%, 12/13/31(b)(d)	USD	151	$141,295
Series 2018-C44, Class A5, 4.21%, 05/15/51		770	853,166
WFRBS Commercial Mortgage Trust, Series 2014-C21, Class A5, 3.68%, 08/15/47		60	63,081

			11,039,255

Interest Only Collateralized Mortgage Obligations — 0.0%
Banc of America Funding Trust, Series 2014- R2, Class 1C, 0.00%, 11/26/36(b)(d)		143	26,943

Interest Only Commercial Mortgage-Backed Securities — 0.2%(d)
BAMLL Commercial Mortgage Securities Trust, Series 2016-SS1, Class XA, 0.56%, 12/15/35(b)		15,000	444,900
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class XB, 0.63%, 02/15/50		1,000	37,531
BBCMS Trust, Series 2015-SRCH, Class XA, 0.96%, 08/10/35(b)		1,030	55,311
BB-UBS Trust, Series 2012-SHOW, Class XA, 0.60%, 11/05/36(b)		3,475	90,058
Benchmark Mortgage Trust:
Series 2018-B8, Class XA, 0.67%, 01/15/52		4,989	222,311
Series 2019-B9, Class XA, 1.05%, 03/15/52		1,047	75,989
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class XB, 0.73%, 05/10/58		170	6,865
Commercial Mortgage Trust:
Series 2015-3BP, Class XA, 0.06%, 02/10/35(b)		1,916	8,641
Series 2015-CR25, Class XA, 0.84%, 08/10/48		197	6,947
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class XB, 0.13%, 11/15/50		1,430	20,967
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22, Class XA, 0.84%, 09/15/47		1,156	34,775
Series 2014-C23, Class XA, 0.63%, 09/15/47		1,196	27,188
JPMDB Commercial Mortgage Securities Trust, Series 2016-C4, Class XC, 0.75%, 12/15/49(b)		1,800	72,971
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class XC, 0.75%, 08/15/49(b)		900	35,840
Morgan Stanley Bank of America Merrill Lynch Trust(b):
Series 2014-C19, Class XF, 1.21%, 12/15/47		130	6,309
Series 2015-C26, Class XD, 1.34%, 10/15/48		120	7,955
Morgan Stanley Capital I Trust:
Series 2016-UBS9, Class XD, 1.61%, 03/15/49(b)		1,000	83,500
Series 2017-H1, Class XD, 2.20%, 06/15/50(b)		110	14,536
Series 2019-L2, Class XA, 1.03%, 03/15/52		385	27,662
One Market Plaza Trust(b):
Series 2017-1MKT, Class XCP, 0.09%, 02/10/32		1,880	5,095
Series 2017-1MKT, Class XNCP, 0.00%, 02/10/32(c)		376	3
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK1, Class XD, 1.26%, 08/15/49(b)		1,000	65,260

			1,350,614

Security	Par (000)		Value

Principal Only Collateralized Mortgage Obligations — 0.0%
Seasoned Credit Risk Transfer Trust, Series 2017-3, Class B, 0.00%, 07/25/56(b)(i)	USD	117	$11,325

Total Non-Agency Mortgage-Backed Securities — 3.0% (Cost: $21,046,723)			19,170,035

		Beneficial Interest (000)

Other Interests — 0.0%(p)

Capital Markets — 0.0%(c)(g)(h)
Lehman Brothers Holdings Capital Trust VII		185	—
Lehman Brothers Holdings, Inc.		1,365	—

Total Other Interests — 0.0%			—

		Par (000)

Capital Trusts — 0.3%

Banks — 0.1%

JPMorgan Chase & Co.(f)(k):
Series FF, 5.00%		365	342,823
Series HH, 4.60%		130	113,776

			456,599

Capital Markets — 0.1%(f)(k)
Bank of New York Mellon Corp. (The), Series F, 4.62%		310	279,775
State Street Corp.:
Series F, 5.25%		205	192,700
Series H, 5.63%		335	294,800

			767,275

Entertainment — 0.1%
NBCUniversal Enterprise, Inc., 5.25%(b)(f)		620	620,000

Total Capital Trusts — 0.3% (Cost: $1,977,872)			1,843,874

U.S. Government Sponsored Agency Securities — 40.3%

Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Variable Rate Notes, Series 2017-DNA3, Class B1, (LIBOR USD 1 Month + 4.45%), 5.40%, 03/25/30(a)		250	125,942

Commercial Mortgage-Backed Securities — 0.1%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Variable Rate Notes, Series KL4F, Class A2AS, 3.68%, 10/25/25(d)		71	79,927
Federal Home Loan Mortgage Corp. Variable Rate Notes(d):
Series 2017-K64, Class B, 3.98%, 05/25/50(b)		20	19,216
Series 2018-K77, Class B, 4.16%, 05/25/51(b)		20	19,184
Series 2018-K732, Class B, 4.06%, 05/25/25(b)		100	98,116
Series 2018-SB52, Class A10F, 3.48%, 06/25/28		75	79,128
Series 2018-SB53, Class A10F, 3.66%, 06/25/28		45	48,210
Government National Mortgage Association:
Series 2015-97, Class VA, 2.25%, 12/16/38		32	31,467
Series 2016-158, Class VA, 2.00%, 03/16/35		85	82,456

			457,704

25

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Interest Only Commercial Mortgage-Backed Securities — 0.0%
Government National Mortgage Association Variable Rate Notes(d):
Series 2013-63, 0.79%, 09/16/51	USD	574	$24,301
Series 2013-191, 0.72%, 11/16/53		94	2,590
Series 2015-48, 0.66%, 02/16/50		182	6,891
Series 2015-173, 0.87%, 09/16/55		212	12,014
Series 2016-26, 0.93%, 02/16/58		557	31,108
Series 2016-67, 1.11%, 07/16/57		112	7,185
Series 2016-110, 1.01%, 05/16/58		178	11,384
Series 2016-113, 1.15%, 02/16/58		260	19,658
Series 2016-125, 0.99%, 12/16/57		252	16,495
Series 2016-128, 0.95%, 09/16/56		145	9,612
Series 2016-152, 0.88%, 08/15/58		493	30,969
Series 2016-162, 0.98%, 09/16/58		120	8,513

			180,720

Mortgage-Backed Securities — 40.2%
Federal Home Loan Mortgage Corp.:
2.50%, 01/01/29 - 04/01/31		564	587,345
3.00%, 09/01/27 - 02/01/47		4,803	5,075,264
3.50%, 09/01/30 - 01/01/48		4,127	4,418,452
4.00%, 08/01/40 - 02/01/47		1,023	1,109,033
4.50%, 02/01/39 - 04/01/49		6,265	6,857,684
5.00%, 10/01/41 - 11/01/41		150	165,816
5.50%, 02/01/35 - 06/01/41		177	200,937
Federal National Mortgage Association:
4.00%, 01/01/41		26	28,406
6.00%, 07/01/39		144	169,159
Government National Mortgage Association:
2.50%, 04/15/50(q)		2,800	2,926,219
3.00%, 02/15/45 - 12/20/46		9,580	10,267,162
3.00%, 04/15/50(q)		14,895	15,744,534
3.50%, 01/15/42 - 11/20/46		12,777	13,618,072
3.50%, 04/15/50(q)		2,855	3,009,568
4.00%, 04/20/39 - 12/20/47		1,952	2,104,031
4.00%, 04/15/50(q)		6,218	6,605,189
4.50%, 12/20/39 - 07/20/49		3,112	3,330,878
4.50%, 04/15/50(q)		1,344	1,426,320
5.00%, 12/15/38 - 07/20/44		161	178,506
5.00%, 04/15/50(q)		1,436	1,527,545
Uniform Mortgage-Backed Securities:
2.00%, 10/01/31 - 03/01/32		535	550,572
2.00%, 04/25/35(q)		227	233,043
2.50%, 09/01/27 - 02/01/33		2,868	2,987,105
2.50%, 04/25/35 - 04/25/50(q)		22,394	23,200,570
3.00%, 04/01/28 - 03/01/47		8,869	9,376,321
3.00%, 04/25/35 - 04/25/50(q)		28,559	29,928,313
3.50%, 03/01/29 - 01/01/48		9,752	10,459,847
3.50%, 04/25/35 - 04/25/50(q)		28,602	30,223,037
4.00%, 08/01/31 - 03/01/50		10,207	11,033,531
4.00%, 04/25/50(q)		26,647	28,416,812
4.50%, 02/01/25 - 05/01/49		15,399	16,951,417
4.50%, 04/25/50(q)		9,352	10,063,262
5.00%, 02/01/35 - 06/01/45		1,017	1,124,772
5.00%, 04/25/50(q)		1,077	1,161,772
5.50%, 02/01/35 - 03/01/40		515	580,494
5.50%, 04/25/50(q)		987	1,080,341
6.00%, 04/01/35 - 06/01/41		292	336,267
6.00%, 04/25/50(q)		172	190,524
6.50%, 05/01/40		118	137,433

			257,385,553

Total U.S. Government Sponsored Agency Securities — 40.3% (Cost: $250,852,490)			258,149,919

Security	Par (000)		Value
U.S. Treasury Obligations — 24.6%
U.S. Treasury Bonds:
4.25%, 05/15/39	USD	359	$558,385
4.50%, 08/15/39		359	575,340
4.38%, 11/15/39		359	568,707
3.13%, 02/15/43		1,345	1,842,230
2.88%, 05/15/43 - 05/15/49		2,742	3,666,394
3.63%, 08/15/43		1,345	1,985,661
3.75%, 11/15/43		1,345	2,024,855
3.00%, 02/15/48		1,292	1,793,659
2.25%, 08/15/49		3,231	3,936,141
2.38%, 11/15/49		2,614	3,256,676
U.S. Treasury Inflation Linked Notes:
0.50%, 04/15/24		56,612	57,429,848
0.13%, 10/15/24		11,895	12,040,002
0.25%, 01/15/25		8,981	9,061,628
U.S. Treasury Notes:
2.00%, 07/31/20 - 02/15/25		8,439	8,725,866
2.50%, 12/31/20		3,896	3,967,224
1.13%, 07/31/21		5,845	5,919,432
1.75%, 07/31/21 - 07/31/24		13,119	13,643,913
1.50%, 01/31/22 - 08/15/26		8,950	9,302,085
2.13%, 12/31/22 - 05/15/25		8,063	8,638,779
2.75%, 05/31/23		2,604	2,805,301
2.25%, 08/15/27		2,604	2,921,668
2.88%, 08/15/28		781	923,533
3.13%, 11/15/28		781	942,844
1.63%, 08/15/29		1,247	1,353,433

Total U.S. Treasury Obligations — 24.6% (Cost: $150,356,562)			157,883,604

Total Long-Term Investments — 118.1% (Cost: $757,479,936)			756,739,851

Short-Term Securities — 6.2%

Borrowed Bond Agreements — 0.1%(r)
Bank of America Securities, Inc., (0.45)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 36,153, collateralized by U.S. Treasury Bonds, 2.00%, due at 02/15/40, par and fair value of USD 31,000 and $35,913, respectively)		36	36,154
Bank of America Securities, Inc., (0.10)%, 04/01/20 (Purchased on 03/31/20 to be repurchased at USD 351,389, collateralized by U.S. Treasury Notes, 1.75%, due at 11/15/29, par and fair value of USD 318,000 and $349,353, respectively) .		351	351,390
Barclays Bank plc, (0.15)%, Open (Purchased on 03/11/20 to be repurchased at USD 99,006, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 99,000 and $88,357,respectively)(s)		99	99,000
Barclays Bank plc, 0.00%, Open (Purchased on 03/31/20 to be repurchased at USD 66,521, collateralized by Petrobras Global Finance BV, 5.09%, due at 01/15/30, par and fair value of USD 73,000 and $65,153,respectively)(s)		67	66,521

Total Borrowed Bond Agreements — 0.1% (Cost: $553,065)			553,065

26

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund (Percentages shown are based on Net Assets)

Security	Par (000)		Value
Foreign Government Obligations — 0.1%

Egypt — 0.1%
Arab Republic of Egypt Treasury Bills, 16.04%, 07/28/20(t)	EGP	3,975	$241,690

Nigeria — 0.0%
Nigeria OMO Bills(t):
12.80%, 05/28/20	NGN	11,370	29,137
11.74%, 07/30/20		5,685	14,721

			43,858

Total Foreign Government Obligations — 0.1% (Cost: $281,535)			285,548

		Shares

Money Market Funds — 6.0%(u)
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%*		38,459,166	38,459,166
JPMorgan U.S. Treasury Plus Money Market Fund, Agency Class, 0.27%		8,895	8,895

Total Money Market Funds — 6.0% (Cost: $38,468,061)			38,468,061

Total Short-Term Securities — 6.2% (Cost: $39,302,661)			39,306,674

Total Options Purchased — 0.0% (Cost: $140,496)			180,228

Total Investments Before Options Written, Borrowed Bonds, TBA Sale Commitments and Investments Sold Short — 124.3% (Cost: $796,923,093)			796,226,753

Total Options Written — (0.0)% (Premium Received — $45,154)			(200,212)

		Par (000)

Borrowed Bonds — (0.1)%

Corporate Bonds — (0.0)%
Petrobras Global Finance BV, 5.09%, 01/15/30	USD	99	(88,357)

Total Corporate Bonds — (0.0)% (Proceeds: $98,816)			(88,357)

Security	Par (000)		Value

U.S. Treasury Obligations — (0.1)%
U.S. Treasury Bonds, 2.00%, 02/15/50	USD	31	$(35,913)
U.S. Treasury Notes, 1.75%, 11/15/29		318	(349,353)

			(385,266)

Total U.S. Treasury Obligations — (0.1)% (Proceeds: $355,467)			(385,266)

Total Borrowed Bonds — (0.1)% (Proceeds: $454,283)			(473,623)

TBA Sale Commitments — (10.4)%(q)

Mortgage-Backed Securities — (10.4)%
Government National Mortgage Association:
2.50%, 04/15/50		1,872	(1,956,386)
3.00%, 04/15/50		9,760	(10,317,006)
3.50%, 04/15/50		526	(554,400)
4.00%, 04/15/50		443	(470,623)
4.50%, 04/15/50		100	(108,699)
Uniform Mortgage-Backed Securities:
2.00%, 04/25/35		227	(233,043)
3.00%, 04/25/35 - 05/25/50		15,869	(16,615,247)
4.00%, 04/25/35 - 04/25/50		14,936	(15,922,136)
2.50%, 04/25/50		16,950	(17,559,140)
3.50%, 04/25/50		2,326	(2,458,167)
4.50%, 04/25/50		272	(292,687)

Total TBA Sale Commitments — (10.4)% (Proceeds: $65,735,660)			(66,487,534)

Investments Sold Short — (0.0)%

U.S. Treasury Obligations — (0.0)%
U.S. Treasury Bonds, 2.00%, 02/15/50		8	(9,268)

Total U.S. Treasury Obligations — (0.0)% (Proceeds: $9,347)			(9,268)

Total Investments Sold Short — (0.0)% (Proceeds: $9,347)			(9,268)

Total Investments Net of Options Written, Borrowed Bonds, TBA Sale Commitments and Investments Sold Short — 113.8% (Cost: $730,678,649)			729,056,116

Liabilities in Excess of Other Assets — (13.8)%			(88,228,044)

Net Assets — 100.0%			$640,828,072

(a)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(f)	Perpetual security with no stated maturity date.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Zero-coupon bond.
(j)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(k)	Variable rate security. Rate shown is the rate in effect as of period end.
(l)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(m)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(n)	When-issued security.
(o)	Amount is less than 500.

27

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

(p)	Other interests represent beneficial interests in liquidation trusts and other reorganization or private entities.
(q)	Represents or includes a TBA transaction.
(r)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(s)	The amount to be repurchased assumes the maturity will be the day after the period end.
(t)	Rates are discount rates or a range of discount rates as of period end.
(u)	Annualized 7-day yield as of period end.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	4,269,478	34,189,688	—	38,459,166	$38,459,166	$95,403	$—		$—
BlackRock Allocation Target Shares- BATS Series A	2,726,552	724,138	—	3,450,690	31,228,746	322,283	—		(3,523,104)

					$69,687,912	$417,686	$—		$(3,523,104)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

28

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
U.S. Treasury 10 Year Ultra Note	68	06/19/20	$10,610	$446,196
U.S. Treasury Long Bond	29	06/19/20	5,193	40,106
U.S. Treasury Ultra Bond	147	06/19/20	32,616	3,393,828
U.S. Treasury 2 Year Note	198	06/30/20	43,636	267,802
U.S. Treasury 5 Year Note	230	06/30/20	28,833	126,520

				4,274,452

Short Contracts
Euro-Buxl	11	06/08/20	2,546	102,404
U.S. Treasury 10 Year Note	164	06/19/20	22,745	(159,513)

				(57,109)

				$4,217,343

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
IDR	7,995,150,000	USD	489,000	JPMorgan Chase Bank NA	04/02/20	$1,199
USD	457,500	BRL	2,212,082	Citibank NA	04/02/20	31,780
USD	73,500	BRL	369,999	Deutsche Bank AG	04/02/20	2,293
USD	169,000	BRL	765,587	Morgan Stanley & Co. International plc	04/02/20	21,661
USD	151,540	IDR	2,181,572,575	Bank of America NA	04/02/20	17,783
USD	151,540	IDR	2,186,573,546	BNP Paribas SA	04/02/20	17,477
USD	185,920	IDR	2,712,567,110	JPMorgan Chase Bank NA	04/02/20	19,607
USD	618,835	ZAR	10,926,708	Bank of America NA	04/02/20	7,909
USD	126,000	ZAR	2,188,018	Deutsche Bank AG	04/02/20	3,665
USD	159,000	ZAR	2,566,808	Morgan Stanley & Co. International plc	04/02/20	15,487
AUD	70,000	USD	42,280	JPMorgan Chase Bank NA	04/03/20	778
AUD	70,000	USD	42,890	Morgan Stanley & Co. International plc	04/03/20	167
EUR	150,000	JPY	17,510,145	Citibank NA	04/03/20	2,588
USD	92,138	AUD	140,000	Morgan Stanley & Co. International plc	04/03/20	6,024
USD	1,636,272	EUR	1,442,000	Goldman Sachs International	04/03/20	45,845
USD	67,200	EUR	59,000	Morgan Stanley & Co. International plc	04/03/20	2,127
USD	3,396,765	EUR	3,050,000	UBS AG	04/03/20	32,824
USD	124,000	BRL	635,387	JPMorgan Chase Bank NA	04/06/20	1,752
USD	153,000	KRW	181,152,000	BNP Paribas SA	04/06/20	4,203
USD	206,000	MXN	4,336,609	BNP Paribas SA	04/06/20	23,358
USD	169,000	MXN	3,432,151	Goldman Sachs International	04/06/20	24,451
CAD	192,816	USD	136,000	Morgan Stanley & Co. International plc	04/09/20	1,021
KRW	196,943,250	USD	161,000	BNP Paribas SA	04/09/20	758
KRW	122,608,000	USD	97,000	JPMorgan Chase Bank NA	04/09/20	3,703
USD	272,000	CAD	370,197	Morgan Stanley & Co. International plc	04/09/20	8,926
USD	136,000	ZAR	2,114,911	Citibank NA	04/09/20	17,880
USD	169,000	RUB	11,607,765	Citibank NA	04/10/20	21,342
USD	170,000	RUB	12,695,600	JPMorgan Chase Bank NA	04/10/20	8,504
JPY	17,665,673	USD	161,000	Citibank NA	04/13/20	3,367
JPY	7,560,531	USD	68,000	HSBC Bank plc	04/13/20	2,346
JPY	52,863,684	USD	483,000	JPMorgan Chase Bank NA	04/13/20	8,861
JPY	17,620,548	USD	161,000	UBS AG	04/13/20	2,948
RUB	19,748,500	USD	250,000	Citibank NA	04/13/20	1,318
USD	171,000	JPY	17,463,133	BNP Paribas SA	04/13/20	8,517
USD	709,000	JPY	73,561,028	JPMorgan Chase Bank NA	04/13/20	24,563
USD	168,000	JPY	17,879,568	Morgan Stanley & Co. International plc	04/13/20	1,642
USD	168,000	JPY	17,900,927	Standard Chartered Bank	04/13/20	1,444
USD	166,000	RUB	11,942,870	Bank of America NA	04/13/20	14,016
USD	137,000	RUB	9,918,800	Deutsche Bank AG	04/13/20	10,774

29

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	341,000	ZAR	5,624,492	JPMorgan Chase Bank NA	04/14/20	$27,122
USD	137,000	ZAR	2,240,470	UBS AG	04/14/20	11,969
IDR	3,633,869,012	USD	219,503	Deutsche Bank AG	04/15/20	3,751
USD	696,110	IDR	10,198,014,000	HSBC Bank plc	04/15/20	69,575
USD	92,705	IDR	1,357,668,000	JPMorgan Chase Bank NA	04/15/20	9,294
EUR	146,000	USD	156,893	HSBC Bank plc	04/16/20	4,213
EUR	210,000	USD	226,705	JPMorgan Chase Bank NA	04/16/20	5,023
USD	98,000	ZAR	1,616,088	Bank of America NA	04/17/20	7,857
USD	126,000	COP	511,938,000	JPMorgan Chase Bank NA	04/20/20	134
CNY	667,167	USD	94,000	Goldman Sachs International	04/24/20	43
MXN	2,248,430	USD	94,000	JPMorgan Chase Bank NA	04/24/20	446
AUD	209,000	USD	124,636	JPMorgan Chase Bank NA	04/27/20	3,939
MXN	2,314,415	USD	96,000	Bank of America NA	04/27/20	1,179
MXN	1,530,873	USD	62,000	JPMorgan Chase Bank NA	04/27/20	2,280
MXN	2,307,762	USD	95,000	UBS AG	04/27/20	1,900
USD	445,835	ZAR	7,965,734	BNP Paribas SA	04/29/20	2,383
EUR	115,000	USD	126,302	Bank of America NA	04/30/20	677
GBP	78,000	USD	94,251	JPMorgan Chase Bank NA	04/30/20	2,696
AUD	211,000	USD	129,343	Deutsche Bank AG	05/04/20	466
EUR	60,000	USD	66,226	JPMorgan Chase Bank NA	05/04/20	34
EUR	176,000	USD	194,336	UBS AG	05/04/20	28
USD	2,188,619	EUR	1,981,000	UBS AG	05/05/20	834
USD	280,000	RUB	18,653,600	Deutsche Bank AG	05/06/20	42,172
USD	415,627	EUR	366,148	JPMorgan Chase Bank NA	06/12/20	10,688
USD	58,232	COP	236,388,000	Natwest Markets plc	06/16/20	358
AUD	2,838,805	CAD	2,415,679	Citibank NA	06/17/20	28,714
AUD	2,425,000	CAD	2,063,117	JPMorgan Chase Bank NA	06/17/20	24,837
CNH	16,265,367	USD	2,290,800	JPMorgan Chase Bank NA	06/17/20	398
CNY	14,046,260	USD	1,972,000	HSBC Bank plc	06/17/20	6,607
GBP	5,319,002	EUR	5,838,000	Morgan Stanley & Co. International plc	06/17/20	157,938
USD	8,340,000	CNY	58,528,452	Citibank NA	06/17/20	95,472
USD	1,114,764	IDR	16,081,032,612	JPMorgan Chase Bank NA	06/17/20	141,154
USD	2,037,971	RUB	137,878,935	Citibank NA	06/17/20	293,174
USD	1,100,498	IDR	16,081,032,612	JPMorgan Chase Bank NA	07/15/20	132,034
USD	111,922	EUR	99,463	UBS AG	11/27/20	1,337

						1,515,634

BRL	447,700	USD	100,000	Citibank NA	04/02/20	(13,839)
BRL	1,533,345	USD	339,000	Deutsche Bank AG	04/02/20	(43,905)
BRL	635,272	USD	124,000	JPMorgan Chase Bank NA	04/02/20	(1,741)
BRL	637,488	USD	137,000	Morgan Stanley & Co. International plc	04/02/20	(14,314)
ZAR	4,248,670	USD	261,000	Bank of America NA	04/02/20	(23,452)
ZAR	11,199,911	USD	651,835	BNP Paribas SA	04/02/20	(25,634)
ZAR	1,539,033	USD	100,000	Deutsche Bank AG	04/02/20	(13,951)
ZAR	2,204,425	USD	126,000	JPMorgan Chase Bank NA	04/02/20	(2,748)
EUR	1,768,000	USD	1,978,633	Barclays Bank plc	04/03/20	(28,651)
EUR	1,981,000	USD	2,185,637	UBS AG	04/03/20	(730)
JPY	17,720,470	EUR	150,000	JPMorgan Chase Bank NA	04/03/20	(632)
USD	135,989	EUR	125,000	BNP Paribas SA	04/03/20	(1,877)
USD	8,795	EUR	8,000	Canadian Imperial Bank of Commerce	04/03/20	(28)
USD	135,766	EUR	125,000	Goldman Sachs International	04/03/20	(2,100)
USD	1,676,282	EUR	1,524,000	HSBC Bank plc	04/03/20	(4,586)
USD	194,807	EUR	177,000	Morgan Stanley & Co. International plc	04/03/20	(412)
USD	339,498	EUR	313,000	State Street Bank and Trust Co.	04/03/20	(5,720)
KRW	183,355,200	USD	153,000	JPMorgan Chase Bank NA	04/06/20	(2,394)
MXN	4,222,526	USD	206,000	Citibank NA	04/06/20	(28,163)
MXN	20,678,656	USD	996,250	UBS AG	04/06/20	(125,342)
CAD	188,220	USD	136,000	JPMorgan Chase Bank NA	04/09/20	(2,245)
KRW	161,396,300	USD	134,000	JPMorgan Chase Bank NA	04/09/20	(1,438)
USD	137,000	KRW	167,483,058	BNP Paribas SA	04/09/20	(561)
USD	94,000	KRW	117,406,000	JPMorgan Chase Bank NA	04/09/20	(2,430)
ZAR	2,167,432	USD	136,000	Bank of America NA	04/09/20	(14,947)
RUB	7,361,550	USD	95,000	Citibank NA	04/10/20	(1,357)

30

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	35,381,479	USD	343,000	HSBC Bank plc	04/13/20	$(13,799)
RUB	7,541,760	USD	96,000	Citibank NA	04/13/20	(24)
ZAR	4,997,455	USD	308,000	Bank of America NA	04/14/20	(29,114)
ZAR	2,728,602	USD	170,000	Citibank NA	04/14/20	(17,728)
IDR	2,143,731,088	USD	155,681	Bank of America NA	04/15/20	(23,977)
IDR	2,307,062,199	USD	167,652	BNP Paribas SA	04/15/20	(25,913)
IDR	22,490,572,049	USD	1,500,002	Deutsche Bank AG	04/15/20	(118,249)
IDR	2,140,103,179	USD	155,666	JPMorgan Chase Bank NA	04/15/20	(24,185)
USD	489,000	IDR	8,018,133,000	JPMorgan Chase Bank NA	04/15/20	(3,610)
USD	98,487	EUR	90,000	BNP Paribas SA	04/16/20	(825)
USD	291,453	EUR	266,000	Morgan Stanley & Co. International plc	04/16/20	(2,069)
USD	96,000	ZAR	1,724,970	Deutsche Bank AG	04/17/20	(216)
ZAR	3,250,439	USD	201,000	HSBC Bank plc	04/17/20	(19,695)
COP	392,753,000	USD	97,000	Deutsche Bank AG	04/20/20	(437)
USD	98,000	COP	409,150,000	Citibank NA	04/20/20	(2,594)
KZT	8,774,500	USD	23,000	Citibank NA	04/24/20	(3,666)
KZT	9,600,000	USD	25,000	Goldman Sachs International	04/24/20	(3,847)
USD	94,000	MXN	2,284,388	Citibank NA	04/24/20	(1,956)
MXN	2,299,069	USD	97,000	UBS AG	04/27/20	(465)
USD	126,686	AUD	209,000	UBS AG	04/27/20	(1,889)
USD	124,000	CAD	180,016	UBS AG	04/27/20	(3,956)
USD	62,000	MXN	1,562,373	UBS AG	04/27/20	(3,602)
IDR	1,528,455,000	USD	95,000	JPMorgan Chase Bank NA	04/30/20	(1,527)
USD	126,771	EUR	115,000	HSBC Bank plc	04/30/20	(207)
USD	95,436	GBP	78,000	UBS AG	04/30/20	(1,511)
USD	95,000	IDR	1,561,325,000	JPMorgan Chase Bank NA	04/30/20	(483)
USD	42,284	AUD	70,000	JPMorgan Chase Bank NA	05/05/20	(780)
USD	42,897	AUD	70,000	Morgan Stanley & Co. International plc	05/05/20	(168)
RUB	18,653,600	USD	280,000	Citibank NA	05/06/20	(42,172)
USD	34,708	EUR	32,307	UBS AG	06/12/20	(1,022)
CNY	10,839,302	USD	1,527,200	Bank of America NA	06/17/20	(337)
CNY	18,041,506	USD	2,550,000	HSBC Bank plc	06/17/20	(8,608)
IDR	3,068,952,000	USD	186,858	Goldman Sachs International	06/17/20	(1,051)
RUB	8,450,000	USD	110,718	Bank of America NA	06/17/20	(3,787)
RUB	26,109,141	USD	347,200	Credit Suisse International	06/17/20	(16,799)
RUB	4,517,632	USD	59,035	Goldman Sachs International	06/17/20	(1,866)
RUB	29,780,000	USD	398,068	HSBC Bank plc	06/17/20	(21,216)
RUB	12,140,000	USD	165,002	Societe Generale SA	06/17/20	(11,375)
KZT	9,731,250	USD	25,000	Goldman Sachs International	07/24/20	(4,358)
KZT	9,407,145	USD	24,090	Natwest Markets plc	07/24/20	(4,136)

						(786,416)

Net Unrealized Appreciation						$729,218

Interest Rate Caps Purchased

Description	Exercise Rate	Counterparty	Expiration Date	Notional Amount (000)	Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2Y-10Y CMS Index Cap	0.50%	Morgan Stanley & Co. International plc	05/06/20	USD 73,191	$11,491	$32,939	$(21,448)

OTC Barrier Options Purchased

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Call
EUR Currency	One-Touch	Citibank NA	04/14/20	USD 1.05	USD 1.05	EUR 30	$2,593

31

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

OTC Barrier Options Purchased (continued)

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Put
USD Currency	Down and Out	Bank of America NA	04/02/20	MXN 19.50	MXN 18.85	USD 270	$—
USD Currency	One-Touch	JPMorgan Chase Bank NA	04/14/20	CNH 6.73	CNH 6.73	USD 19	50
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB 65.30	RUB 63.20	USD 334	3
USD Currency	Down and Out	Deutsche Bank AG	04/29/20	MXN 23.40	MXN 22.50	USD 225	349

							402

							$2,995

OTC Currency Options Purchased

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/07/20	KRW	1,200.00	USD	271	$5,099
USD Currency	Citibank NA	04/08/20	ZAR	15.60	USD	470	59,071
USD Currency	JPMorgan Chase Bank NA	05/21/20	MXN	25.50	USD	124	3,075
USD Currency	Deutsche Bank AG	06/04/20	ZAR	15.80	USD	507	62,383

							129,628

Put
EUR Currency	Bank of America NA	04/01/20	JPY	118.00	EUR	302	455
EUR Currency	Bank of America NA	04/02/20	NOK	10.20	EUR	304	—
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.20	USD	266	—
USD Currency	Deutsche Bank AG	04/02/20	JPY	107.00	USD	940	2,649
USD Currency	HSBC Bank plc	04/02/20	MXN	19.75	USD	337	—
USD Currency	Deutsche Bank AG	04/03/20	RUB	63.00	USD	266	—
USD Currency	Bank of America NA	04/10/20	RUB	62.50	USD	264	4
USD Currency	Deutsche Bank AG	04/10/20	RUB	62.50	USD	498	8
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.11	EUR	476	6,240
EUR Currency	JPMorgan Chase Bank NA	04/14/20	USD	1.08	EUR	476	1,057
USD Currency	Citibank NA	04/24/20	RUB	65.30	USD	468	93
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.50	USD	450	6,726
USD Currency	Deutsche Bank AG	04/30/20	RUB	65.30	USD	506	123
USD Currency	Deutsche Bank AG	05/01/20	JPY	104.00	USD	313	2,022
USD Currency	Deutsche Bank AG	05/22/20	ZAR	17.50	USD	107	2,016
USD Currency	Deutsche Bank AG	05/22/20	RUB	78.00	USD	166	4,934
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	108.00	USD	474	9,787

							36,114

							$165,742

OTC Barrier Options Written

Description	Type of Option	Counterparty	Expiration Date	Exercise Price	Barrier Price/Range	Notional Amount (000)	Value
Put
USD Currency	Down and Out	Deutsche Bank AG	04/24/20	RUB 64.00	RUB 63.20	USD 334	$—

OTC Currency Options Written

Description	Counterparty	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
USD Currency	Deutsche Bank AG	04/02/20	BRL	4.35	USD	166	$(26,859)
USD Currency	HSBC Bank plc	04/02/20	MXN	20.00	USD	101	(15,434)
USD Currency	Citibank NA	04/08/20	ZAR	17.00	USD	235	(11,589)
USD Currency	Deutsche Bank AG	04/10/20	RUB	64.00	USD	100	(17,951)
USD Currency	Bank of America NA	04/10/20	RUB	66.00	USD	165	(25,394)

32

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

OTC Currency Options Written (continued)

Description	Counterparty	Expiration Date		Exercise Price	Notional Amount (000)		Value
USD Currency	Deutsche Bank AG	04/30/20	RUB	67.50	USD	236	$(32,658)
USD Currency	Deutsche Bank AG	05/21/20	MXN	25.50	USD	124	(2,800)
USD Currency	Deutsche Bank AG	06/04/20	ZAR	17.00	USD	744	(48,670)

							(181,355)

Put
USD Currency	HSBC Bank plc	04/02/20	MXN	19.25	USD	506	—
USD Currency	Deutsche Bank AG	04/10/20	RUB	61.00	USD	996	(10)
EUR Currency	Deutsche Bank AG	04/14/20	USD	1.08	EUR	476	(1,199)
USD Currency	Citibank NA	04/24/20	RUB	63.50	USD	468	(51)
USD Currency	Deutsche Bank AG	04/29/20	ZAR	17.00	USD	675	(4,184)
USD Currency	Citibank NA	04/29/20	MXN	23.00	USD	129	(2,452)
USD Currency	Citibank NA	05/01/20	JPY	104.00	USD	313	(2,022)
USD Currency	Deutsche Bank AG	05/22/20	ZAR	16.50	USD	161	(746)
USD Currency	Deutsche Bank AG	05/22/20	RUB	75.00	USD	249	(3,258)
USD Currency	Morgan Stanley & Co. International plc	05/27/20	JPY	103.00	USD	631	(4,935)

							(18,857)

							$(200,212)

Centrally Cleared Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/15/20	MXN	23,154	$6,392	$—	$6,392
28 day MXIBTIIE	Monthly	6.88%	Monthly	12/16/20	MXN	44,796	12,356	—	12,356
28 day MXIBTIIE	Monthly	6.52%	Monthly	12/14/21	MXN	35,148	18,468	—	18,468
28 day MXIBTIIE	Monthly	6.51%	Monthly	12/15/21	MXN	29,946	15,574	—	15,574
28 day MXIBTIIE	Monthly	7.00%	Monthly	08/11/22	MXN	14,122	16,423	—	16,423
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	5,081	(6,723)	—	(6,723)
7.11%	Monthly	28 day MXIBTIIE	Monthly	10/14/22	MXN	3,855	(5,121)	—	(5,121)
28 day MXIBTIIE	Monthly	6.77%	Monthly	03/09/23	MXN	15,107	15,669	—	15,669
28 day MXIBTIIE	Monthly	6.36%	Monthly	03/23/23	MXN	27,052	15,529	—	15,529
28 day MXIBTIIE	Monthly	6.73%	Monthly	08/09/24	MXN	4,769	4,215	—	4,215
28 day MXIBTIIE	Monthly	6.67%	Monthly	08/12/24	MXN	10,494	8,205	—	8,205
28 day MXIBTIIE	Monthly	6.72%	Monthly	08/13/24	MXN	9,029	7,730	—	7,730
28 day MXIBTIIE	Monthly	6.59%	Monthly	11/08/24	MXN	6,685	3,636	—	3,636
28 day MXIBTIIE	Monthly	6.32%	Monthly	07/17/25	MXN	1,733	(420)	—	(420)
2.91%	Semi-Annual	3 month LIBOR	Quarterly	08/23/26	USD	125	(18,642)	—	(18,642)
3.16%	Semi-Annual	3 month LIBOR	Quarterly	10/03/28	USD	152	(33,451)	—	(33,451)
28 day MXIBTIIE	Monthly	7.14%	Monthly	03/15/30	MXN	8,546	3,530	—	3,530

							$63,370	$—	$63,370

OTC Credit Default Swaps — Buy Protection

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	JPMorgan Chase Bank NA	06/20/20	USD	135	$(137)	$54	$(191)
United Mexican States	1.00	Quarterly	Bank of America NA	09/20/20	USD	135	(165)	163	(328)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	298	23,226	43,803	(20,577)
Federative Republic of Brazil	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	202	15,744	26,840	(11,096)
Republic of Chile	1.00	Quarterly	Citibank NA	06/20/25	USD	1,242	15,473	40,762	(25,289)
Republic of Colombia	1.00	Quarterly	Barclays Bank plc	06/20/25	USD	66	3,962	7,783	(3,821)
Republic of South Africa	1.00	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	531	76,220	74,768	1,452
Republic of the Philippines	1.00	Quarterly	Citibank NA	06/20/25	USD	754	1,182	26,687	(25,505)

33

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

OTC Credit Default Swaps — Buy Protection (continued)

Reference Obligation/Index	Financing Rate Paid by the Fund	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
State of Qatar	1.00%	Quarterly	Morgan Stanley & Co. International plc	06/20/25	USD	172	$2,279	$6,348	$(4,069)
United Mexican States	1.00	Quarterly	Citibank NA	06/20/25	USD	1,624	103,940	167,489	(63,549)
CMBX.NA.9.AAA-	0.50	Monthly	Credit Suisse International	09/17/58	USD	150	970	1,720	(750)
CMBX.NA.9.AAA-	0.50	Monthly	Deutsche Bank AG	09/17/58	USD	120	776	1,392	(616)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	230	1,488	2,842	(1,354)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	90	582	1,034	(452)
CMBX.NA.9.AAA-	0.50	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	100	647	1,147	(500)
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International plc	09/17/58	USD	8	2,036	444	1,592
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	79	(12)	(12)	–
CMBX.NA.6.AAA-	0.50	Monthly	Deutsche Bank AG	05/11/63	USD	186	(28)	(140)	112
CMBX.NA.6.BBB-	3.00	Monthly	JPMorgan Securities LLC	05/11/63	USD	30	6,623	2,764	3,859

							$254,806	$405,888	$(151,082)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Fund	Payment Frequency	Counterparty	Termination Date	Credit Rating	(a)		Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
United Mexican States	1.00%	Quarterly	Bank of America NA	06/20/20	BBB		USD	135		$137	$(62)	$199
United Mexican States	1.00	Quarterly	JPMorgan Chase Bank NA	09/20/20	BBB		USD	135		164	(143)	307
CMBX.NA.3.AM	0.50	Monthly	Credit Suisse International	12/13/49	NR		USD	—		—	(4)	4
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	NR		USD	29		(7,380)	(3,357)	(4,023)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-		USD	120		(16,051)	(4,983)	(11,068)
CMBX.NA.10.A	2.00	Monthly	Deutsche Bank AG	11/17/59	A-		USD	60		(8,026)	(2,537)	(5,489)
CMBX.NA.10.BBB-	3.00	Monthly	JPMorgan Securities LLC	11/17/59	NR		USD	10		(2,783)	(824)	(1,959)
CMBX.NA.6.BBB-	3.00	Monthly	Credit Suisse International	05/11/63	NR		USD	30		(6,623)	(2,284)	(4,339)

										$(40,562)	$(14,194)	$(26,368)

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Fund may pay should a negative credit event take place as defined under the terms of the agreement.

OTC Interest Rate Swaps

Paid by the Fund		Received by the Fund
Rate	Frequency	Rate	Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
3.27%	Semi-Annual	3 month LIBOR	Quarterly	Deutsche Bank AG	05/16/21	USD	470	$(18,764)	$—	$(18,764)
1 day BZDIOVER	At Termination	4.53%	At Termination	UBS AG	01/03/22	BRL	9,413	15,137	—	15,137
1 day BZDIOVER	At Termination	5.69%	At Termination	UBS AG	01/03/22	BRL	4,542	25,101	—	25,101
5.73%	Monthly	28 day MXIBTIIE	Monthly	Bank of America NA	01/03/25	MXN	672	731	—	731
28 day MXIBTIIE	Monthly	6.43%	Monthly	Bank of America NA	06/06/25	MXN	541	12	—	12
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	06/09/25	MXN	271	(44)	—	(44)
28 day MXIBTIIE	Monthly	6.33%	Monthly	Citibank NA	07/17/25	MXN	864	(200)	—	(200)

34

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

OTC Interest Rate Swaps (continued)

Paid by the Fund		Received by the Fund		Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6.31%	Monthly	28 day MXIBTIIE	Monthly	Deutsche Bank AG	08/11/25	MXN	3,395	$923	$—	$923
28 day MXIBTIIE	Monthly	6.27%	Monthly	Bank of America NA	12/05/25	MXN	122	(64)	—	(64)
1 day BZDIOVER	At Termination	7.20%	At Termination	Citibank NA	01/04/27	BRL	2,468	(9,152)	—	(9,152)
1 day BZDIOVER	At Termination	7.40%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	2,282	4,143	—	4,143
1 day BZDIOVER	At Termination	7.45%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	811	2,004	—	2,004
1 day BZDIOVER	At Termination	7.52%	At Termination	JPMorgan Chase Bank NA	01/04/27	BRL	405	1,374	—	1,374
1 day BZDIOVER	At Termination	7.55%	At Termination	Citibank NA	01/04/27	BRL	1,625	6,151	—	6,151

								$27,352	$—	$27,352

The following reference rates, and their values as of period end, are used for security descriptions:

Reference Index		Reference Rate
1 day BZDIOVER	Overnight Brazil CETIP — Interbank Rate	0.01%
28 day MXIBTIIE	Mexico Interbank TIIE 28-Day	6.71
3 month LIBOR	London Interbank Offered Rate	1.45

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

BRL	Brazilian Real

CAD	Canadian Dollar

CNH	Chinese Yuan Offshore

CNY	Chinese Yuan

COP	Colombian Peso

EGP	Egyptian Pound

EUR	Euro

GBP	British Pound

IDR	Indonesian Rupiah

JPY	Japanese Yen

KRW	South Korean Won

KZT	Kazakhstani Tenge

MXN	Mexican Peso

NGN	Nigerian Naira

NOK	Norwegian Krone

RUB	New Russian Ruble

USD	United States Dollar

ZAR	South African Rand

Portfolio Abbreviations

ABS	Asset-Backed Security

BZDIOVER	Overnight Brazil CETIP — Interbank Rate

CLO	Collateralized Loan Obligation

COP	Certificates of Participation

CSMC	Credit Suisse Mortgage Capital

CWABS	Countrywide Asset-Backed Certificates

DAC	Designated Activity Company

GO	General Obligation Bonds

LIBOR	London Interbank Offered Rate

MXIBTIIE	Mexico Interbank TIIE 28-Day

OTC	Over-the-counter

PCL	Public Company Limited

PIK	Payment-In-Kind

PJSC	Public Joint Stock Company

RB	Revenue Bonds

REMIC	Real Estate Mortgage Investment Conduit

SCA	Svenska Cellulosa Aktiebolaget

SOFR	Secured Overnight Financing Rate

TBA	To-be-announced

VRDN	Variable Rate Demand Notes

35

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Asset-Backed Securities	$—	$34,440,834	$3,689,768	$38,130,602
Corporate Bonds:
Aerospace & Defense	—	7,390,575	—	7,390,575
Air Freight & Logistics	—	1,263,506	—	1,263,506
Airlines	—	2,384,993	—	2,384,993
Auto Components	—	90,588	—	90,588
Automobiles	—	3,019,405	—	3,019,405
Banks	—	45,110,996	—	45,110,996
Beverages	—	3,104,859	—	3,104,859
Biotechnology	—	3,052,582	—	3,052,582
Building Products	—	405,650	—	405,650
Capital Markets	—	11,583,633	—	11,583,633
Chemicals	—	2,028,377	—	2,028,377
Commercial Services & Supplies	—	2,987,176	—	2,987,176
Communications Equipment	—	661,580	—	661,580
Construction Materials	—	46,028	—	46,028
Consumer Finance	—	3,793,342	—	3,793,342
Containers & Packaging	—	466,898	—	466,898
Distributors	—	255,162	—	255,162
Diversified Consumer Services	—	964,537	—	964,537
Diversified Financial Services	—	1,997,970	—	1,997,970
Diversified Telecommunication Services	—	8,719,799	—	8,719,799
Electric Utilities	—	15,822,317	—	15,822,317
Electronic Equipment, Instruments & Components	—	212,124	—	212,124
Energy Equipment & Services	—	166,725	—	166,725
Entertainment	—	817,106	—	817,106
Equity Real Estate Investment Trusts (REITs)	—	4,051,059	779,327	4,830,386
Food & Staples Retailing	—	1,796,003	—	1,796,003
Food Products	—	1,505,531	—	1,505,531
Gas Utilities	—	207,944	—	207,944
Health Care Equipment & Supplies	—	1,390,907	—	1,390,907
Health Care Providers & Services	—	10,697,052	—	10,697,052
Hotels, Restaurants & Leisure	—	2,726,588	—	2,726,588

36

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Household Durables	$—	$625,142	$—	$625,142
Household Products	—	122,053	—	122,053
Independent Power and Renewable Electricity Producers	—	53,200	—	53,200
Industrial Conglomerates	—	657,770	—	657,770
Insurance	—	2,632,854	—	2,632,854
Internet & Direct Marketing Retail	—	901,357	—	901,357
IT Services	—	4,783,548	—	4,783,548
Leisure Products	—	173,887	—	173,887
Life Sciences Tools & Services	—	985,042	—	985,042
Machinery	—	1,130,995	—	1,130,995
Media	—	8,692,634	—	8,692,634
Metals & Mining	—	1,259,827	—	1,259,827
Multi-Utilities	—	944,674	—	944,674
Oil, Gas & Consumable Fuels	—	11,585,714	—	11,585,714
Paper & Forest Products	—	642,451	—	642,451
Pharmaceuticals	—	7,176,037	—	7,176,037
Professional Services	—	156,899	—	156,899
Real Estate Management & Development	—	2,797,697	—	2,797,697
Road & Rail	—	2,903,438	—	2,903,438
Semiconductors & Semiconductor Equipment	—	5,275,517	—	5,275,517
Software	—	3,730,265	—	3,730,265
Specialty Retail	—	633,878	—	633,878
Technology Hardware, Storage & Peripherals	—	1,132,190	—	1,132,190
Textiles, Apparel & Luxury Goods	—	276,088	—	276,088
Thrifts & Mortgage Finance	—	859,660	—	859,660
Tobacco	—	2,972,939	—	2,972,939
Trading Companies & Distributors	—	1,322,544	—	1,322,544
Wireless Telecommunication Services	—	1,851,679	—	1,851,679
Floating Rate Loan Interests:
Air Freight & Logistics	—	254,065	—	254,065
Banks	—	—	352,106	352,106
Building Products	—	102,669	40,895	143,564
Capital Markets	—	—	152,233	152,233
Construction Materials	—	114,982	—	114,982
Consumer Finance	—	—	30,000	30,000
Diversified Financial Services	—	212,875	—	212,875
Health Care Providers & Services	—	274,871	42,257	317,128
Hotels, Restaurants & Leisure	—	143,417	109,090	252,507
Media	—	190,838	—	190,838
Oil, Gas & Consumable Fuels	—	425,904	—	425,904
Pharmaceuticals	—	270,156	—	270,156
Road & Rail	—	161,079	—	161,079
Thrifts & Mortgage Finance	—	—	1,000,192	1,000,192
Foreign Agency Obligations (a)	—	1,731,772	—	1,731,772
Foreign Government Obligations (a)	—	10,273,402	—	10,273,402
Investment Companies	31,228,746	—	—	31,228,746
Municipal Bonds	—	28,669,950	—	28,669,950
Non-Agency Mortgage-Backed Securities	—	18,450,317	719,718	19,170,035
Capital Trusts(a)	—	1,843,874	—	1,843,874
U.S. Government Sponsored Agency Securities	—	258,149,919	—	258,149,919
U.S. Treasury Obligations	—	157,883,604	—	157,883,604
Short-Term Securities:
Borrowed Bond Agreements	—	553,065	—	553,065
Foreign Government Obligations (a)	—	285,548	—	285,548
Money Market Funds	38,468,061	—	—	38,468,061
Options Purchased:
Foreign currency exchange contracts	—	168,737	—	168,737
Interest rate contracts	—	11,491	—	11,491
Liabilities:
Investments:
Borrowed Bonds	—	(473,623)	—	(473,623)
Investment Sold Short	—	(9,268)	—	(9,268)
TBA Sale Commitments	—	(66,487,534)	—	(66,487,534)

	$69,696,807	$652,643,935	$6,915,586	$729,256,328

37

Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Total Return V.I. Fund

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments (b)
Assets:
Credit contracts	$—	$7,525	$—	$7,525
Foreign currency exchange contracts	—	1,515,634	—	1,515,634
Interest rate contracts	4,376,856	183,303	—	4,560,159
Liabilities:
Credit contracts	—	(184,975)	—	(184,975)
Foreign currency exchange contracts	—	(986,628)	—	(986,628)
Interest rate contracts	(159,513)	(92,581)	—	(252,094)

	$4,217,343	$442,278	$—	$4,659,621

(a)	See above Schedule of Investments for values in each industry or country.
(b)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset- Backed Securities	Corporate Bonds	Floating Rate Loan Interests	Non-Agency Mortgage- Backed Securities	Total
Investments:
Assets:
Opening balance, as of December 31, 2019	$3,780,025	$806,975	$1,988,467	$909,139	$7,484,606
Transfers into level 3	345,608	—	90,867	—	436,475
Transfers out of level 3	—	—	—	(148,981)	(148,981)
Accrued discounts/premiums	2,147	—	28	5,746	7,921
Net realized loss	(4,110)	—	—	(73,276)	(77,386)
Net change in unrealized appreciation (depreciation) (a)	(302,120)	—	(52,218)	85,705	(268,633)
Purchases	—	—	115,400	—	115,400
Sales	(131,782)	(27,648)	(415,771)	(58,615)	(633,816)

Closing balance, as of March 31, 2020	$3,689,768	$779,327	$1,726,773	$719,718	$6,915,586

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 (a)	$(302,120)	$—	$(52,218)	$85,705	$(268,633)

(a)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2020 is generally due to investments no longer held or categorized as Level 3 at period end.

The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.

38